Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Shares Value
COMMON STOCKS — 90.5%
ARGENTINA — 0 .5%
24,149 MercadoLibre, Inc. (a) ........... $ 42,973,387
AUSTRALIA — 2 .0%
25,036 Accent Group Ltd. .............. 43,979
362,533 Adairs Ltd. ................... 1,000,749
867,582 Adbri Ltd. .................... 1,891,173
587,263 Ansell Ltd. ................... 16,415,957
4,821,440 Aurelia Metals Ltd. ............. 1,499,030
1,210,996 Austal Ltd. ................... 2,363,341
543,740 Australian Pharmaceutical Industries
Ltd. ..................... 526,270
105,471 Ava Risk Group Ltd. ............ 44,661
140,436 Base Resources Ltd. ............. 28,864
746,989 BlueScope Steel Ltd. ............ 9,378,405
2,130,574 Boral Ltd. .................... 7,831,564
1 Castile Resources Ltd. (a) ......... 0
495,394 Champion Iron Ltd. (a) .......... 1,920,110
125,430 Class Ltd. .................... 183,934
37,558 Clover Corp. Ltd. .............. 42,862
41,728 Codan Ltd. ................... 380,237
1,832,840 CSR Ltd. .................... 7,353,900
248,806 Data#3 Ltd. .................. 1,072,178
125,145 Eclipx Group Ltd. (a) ............ 161,351
1,063,675 Estia Health Ltd. ............... 1,511,801
420,822 Hansen Technologies Ltd. ........ 1,239,908
1,327,515 Harvey Norman Holdings Ltd. .... 5,376,544
1,205,471 IGO Ltd. .................... 5,864,841
2,034,205 Iluka Resources Ltd. ............ 9,964,804
494,636 Imdex Ltd. ................... 594,860
85,862 Integrated Research Ltd. ......... 166,800
221,196 JB Hi-Fi Ltd. .................. 8,693,497
10,636 Johns Lyng Group Ltd. .......... 24,979
277,152 Jupiter Mines Ltd. .............. 62,299
364,347 MACA Ltd. .................. 351,009
888,753 Macmahon Holdings Ltd. ........ 179,623
23,600 Mastermyne Group Ltd. ......... 12,923
1,053,240 Mayne Pharma Group Ltd. (a) ..... 252,100
570,199 Mineral Resources Ltd. .......... 14,851,260
23,203 MNF Group Ltd. .............. 78,160
2,265,708 Mount Gibson Iron Ltd. ......... 1,463,285
464,869 Navigator Global Investments Ltd. .. 727,954
330,713 Netwealth Group Ltd. ........... 4,340,350
59,561 Nick Scali Ltd. ................ 466,135
364,180 Nickel Mines Ltd. .............. 349,654
227,702 Nufarm Ltd. (a) ................ 841,314
17,007 Objective Corp. Ltd. ............ 177,400
4,455,590 Orora Ltd. ................... 8,508,422
1,195,009 OZ Minerals Ltd. .............. 16,903,033
89,398 People Infrastructure Ltd. ........ 233,284
2,661,523 Perenti Global Ltd. ............. 2,625,007
101,435 Praemium Ltd. (a) .............. 61,101
7,406 Premier Investments Ltd. ......... 126,130
Shares Value
AUSTRALIA (continued)
492,007 Redbubble Ltd. (a) .............. $ 2,495,474
22,288 Reject Shop Ltd. (The) (a) ......... 114,474
317,565 RPMGlobal Holdings Ltd. (a) ...... 309,864
845,706 Sandfire Resources NL ........... 3,063,754
271,079 SEEK Ltd. ................... 5,775,858
235,688 Seven West Media Ltd. (a) ........ 64,431
1,572,046 Sigma Healthcare Ltd. (a) ......... 789,854
2,425,338 South32 Ltd. .................. 4,677,639
58,562 Southern Cross Electrical Engineering
Ltd. ..................... 26,766
83,131 Southern Cross Media Group Ltd. (a) 136,320
1,253,736 Technology One Ltd. ............ 8,233,408
4,364 Tiger Resources Ltd. (a) .......... 1
407,833 Vita Group Ltd. ............... 327,932
1,754,184 Western Areas Ltd. ............. 3,123,337
167,326,154
AUSTRIA — 0 .0%
33,357 ANDRITZ AG ................ 1,584,636
1,515 Fabasoft AG .................. 82,742
5,594 Palfinger AG .................. 199,181
5,373 Semperit AG Holding (a) ......... 168,723
10,825 Telekom Austria AG ............ 82,390
1,047 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 26,804
34,360 Zumtobel Group AG ............ 283,282
2,427,758
BELGIUM — 0 .3%
215,922 AGFA-Gevaert NV (a) ........... 1,000,011
34,412 Bekaert SA ................... 1,183,673
280,945 bpost SA (a) ................... 3,323,819
12,200 Deceuninck NV - VVPR Strip (a) (b) . 0
33,767 D'ieteren SA .................. 2,662,302
33,267 Econocom Group SA ............ 102,775
19,529 EVS Broadcast Equipment SA (a) ... 362,281
140,385 Galapagos NV (a) ............... 14,680,387
1,709 Ion Beam Applications ........... 29,739
22,329 Melexis NV ................... 2,496,103
34,661 Recticel SA ................... 500,100
5,156 Tessenderlo Group SA (a) ......... 219,992
26,561,182
BERMUDA — 0 .4%
425,000 Argo Group International Holdings
Ltd. ..................... 17,148,750
264,140 James River Group Holdings Ltd. ... 11,748,947
1,340,246 Pacific Andes International Holdings
Ltd. (a) (b) ................ 4,737
28,902,434
BRAZIL — 0 .3%
271,108 Afya Ltd. - Class A (a) ............ 6,018,598
1,494,202 Cia Energetica de Minas Gerais - ADR 3,780,331

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
BRAZIL (continued)
221,685 Embraer SA - ADR (a) ........... $ 1,423,218
259,300 Notre Dame Intermedica Participacoes
SA ...................... 4,482,325
1,478,700 Petrobras Distribuidora SA ........ 6,310,568
1,420,300 Rumo SA (a) .................. 5,238,450
27,253,490
CANADA — 2 .3%
47,707 AirBoss of America Corp. ......... 621,917
2,896 Alcanna, Inc. (a) ................ 15,513
7,200 Altius Minerals Corp. ........... 83,106
269,700 Altus Group Ltd. ............... 10,324,000
5,399 Bird Construction, Inc. .......... 34,621
13,800 Black Diamond Group Ltd. (a) ..... 28,706
2,080 Boardwalk Real Estate Investment
Trust REIT ............... 56,313
11,200 Bridgemarq Real Estate Services .... 129,014
20,100 BRP, Inc. ..................... 1,323,024
557,580 CAE, Inc. .................... 12,597,057
194,124 Canfor Corp. (a) ............... 3,584,178
9,200 Canfor Pulp Products, Inc. ........ 61,082
104,892 CanWel Building Materials Group
Ltd. ..................... 597,977
96,200 Cascades, Inc. ................. 1,166,061
362,828 Celestica, Inc. (a) ............... 2,942,347
700 Cogeco, Inc. .................. 50,345
143,800 Descartes Systems Group, Inc. (The) (a) 8,769,129
1,605,615 Dollarama, Inc. ................ 62,768,089
14,531 Dream Impact Trust - Units ....... 68,522
74,687 DREAM Unlimited Corp. - Class A . 1,205,505
121,100 Enerplus Corp. ................ 375,019
86,482 Enghouse Systems Ltd. .......... 3,971,240
52,498 ERO Copper Corp. (a) ........... 766,481
22,300 Evertz Technologies Ltd. ......... 223,218
30,283 Exco Technologies Ltd. .......... 229,713
60,525 Finning International, Inc. ........ 1,263,748
608,900 First Quantum Minerals Ltd. ...... 10,142,381
312,900 H&R Real Estate Investment Trust
REIT ................... 2,975,456
40,100 Hardwoods Distribution, Inc. ..... 857,348
31,939 High Liner Foods, Inc. ........... 294,476
498,900 Hudbay Minerals, Inc. ........... 2,840,268
1,173,774 IAMGOLD Corp. (a) ............ 3,967,356
282,329 Interfor Corp. (a) ............... 5,261,310
230,813 Intertape Polymer Group, Inc. ..... 4,146,060
37,200 Kinaxis, Inc. (a) ................ 5,163,927
900 Lassonde Industries, Inc. - Class A .. 122,604
17,318 Leon's Furniture Ltd. ............ 278,984
72,000 Linamar Corp. ................ 3,675,589
1,687 Major Drilling Group International,
Inc. (a) ................... 9,208
28,115 Martinrea International, Inc. ...... 298,134
96,972 Medical Facilities Corp. .......... 512,634
Shares Value
CANADA (continued)
1,500 Morguard Corp. ............... $ 127,859
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 853,024
457,192 Mullen Group Ltd. ............. 3,696,864
2,100 Neo Performance Materials, Inc. ... 24,962
48,550 Nexus Real Estate Investment Trust
REIT - Units .............. 79,351
21,196 Precision Drilling Corp. (a) ........ 412,897
299,324 Real Matters, Inc. (a) ............ 3,920,764
4,279 Richards Packaging Income Fund -
Units .................... 240,327
315,000 Ritchie Bros Auctioneers, Inc. ..... 18,556,650
36,300 Russel Metals, Inc. .............. 651,768
30,000 Secure Energy Services, Inc. ....... 60,293
76,152 Stelco Holdings, Inc. ............ 1,226,769
39,900 Stella-Jones, Inc. ............... 1,434,060
125,582 Transcontinental, Inc. - Class A .... 2,015,204
13,036 Uni-Select, Inc. ................ 69,220
44,177 Wajax Corp. .................. 656,393
36,600 West Fraser Timber Co. Ltd. ...... 2,345,262
183,700 Western Forest Products, Inc. ...... 181,006
190,354,333
CHINA — 3 .5%
11,228,000 Agricultural Bank of China Ltd. - H
Shares ................... 4,048,603
11,452,000 Aluminum Corp. of China Ltd. - H
Shares (a) ................. 3,473,680
10,480,770 Bank of China Ltd. - H Shares ..... 3,547,574
5,896,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,188,148
290,195 Baozun, Inc. - ADR (a) ........... 11,895,093
2,400,400 Beibuwan Port Co. Ltd. .......... 3,306,326
4,297,800 Beijing Yanjing Brewery Co. Ltd. ... 4,367,758
1,751,000 Better Life Commercial Chain Share
Co. Ltd. ................. 2,080,097
70,000 China Animal Healthcare Ltd. (a) (b) . 847
5,394,044 China Construction Bank Corp. - H
Shares ................... 4,085,550
6,820,000 China Galaxy Securities Co. Ltd. - H
Shares ................... 4,078,675
79,500 China Huiyuan Juice Group Ltd. (a) (b) 3,595
4,603,800 China Minsheng Banking Corp. Ltd. -
H Shares ................. 2,632,328
5,998,000 China Railway Group Ltd. - H Shares 2,722,756
2,603,300 China Railway Tielong Container
Logistics Co. Ltd. .......... 2,063,663
2,911,295 Chongqing Changan Automobile Co.
Ltd. (a) ................... 7,753,613
772,400 Chongqing Department Store Co. Ltd. 3,263,403
6,384,000 CSG Holding Co. Ltd. .......... 6,504,802
302,000 CT Environmental Group Ltd. (a) (b) 2,485

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
CHINA (continued)
4,043,700 Daqin Railway Co. Ltd. .......... $ 3,990,290
3,501,600 Dongfang Electric Corp. Ltd. ...... 3,353,092
2,474,205 FAW Jiefang Group Co. Ltd. (a) .... 4,166,680
1,194,480 Fujian Star-net Communication Co.
Ltd. ..................... 3,926,938
3,757,000 Greentown China Holdings Ltd. ... 4,907,849
3,325,700 Guangxi Liugong Machinery Co. Ltd. 3,872,555
3,258,400 Guangzhou R&F Properties Co. Ltd. -
H Shares ................. 4,007,783
63,000 Harmonicare Medical Holdings
Ltd. (a) (b) (c) .............. 16,576
68,000 HOSA International Ltd. (a) (b) .... 477
133,327 I-Mab - ADR (a) ............... 7,251,656
6,511,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 4,153,174
3,394,600 IRICO Display Devices Co. Ltd. (a) . 3,924,837
3,541,938 Jiangxi Copper Co. Ltd. - H Shares . 5,818,818
2,895,483 Jilin Sino-Microelectronics Co. Ltd. (a) 3,226,755
7,489,000 Kingdee International Software Group
Co. Ltd. ................. 29,999,240
2,293,400 MLS Co. Ltd. ................. 5,651,992
429,518 OneConnect Financial Technology Co.
Ltd. - ADR (a) ............. 8,813,709
5,511,600 ORG Technology Co. Ltd. ........ 3,701,792
9,445,715 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 2,903,302
67,000 Real Gold Mining Ltd. (a) (b) ...... 2,273
12,066,000 Shandong Nanshan Aluminum Co.
Ltd. ..................... 6,213,909
1,698,000 Shenzhen Laibao Hi-tech Co. Ltd. .. 2,852,667
5,233,500 Sino-Ocean Group Holding Ltd. ... 1,054,824
255,000 Tenwow International Holdings (b) .. 12,498
1,856,367 Tongkun Group Co. Ltd. ......... 6,656,934
15,813,400 Tongling Nonferrous Metals Group
Co. Ltd. ................. 5,598,050
1,655,200 UBS Beijing Hualian Hypermarket
Co. Ltd. - A Shares ......... 909,483
8,249,000 UBS Beiqi Foton Motor Co. Ltd. ... 3,294,073
9,838,200 UBS Rizhao Port Co. Ltd. - A Shares 4,080,984
2,440,400 UBS Shandong Haihua Co. Ltd. - A
Shares ................... 1,265,372
1,544,000 UBS Triangle Tyre Co. Pnote ...... 4,163,025
2,378,400 UBS Xiamen King Long Motor Group
Co. Ltd. - A Shares (a) ....... 2,407,559
3,635,300 Wuxi Taiji Industry Co. Ltd. ...... 4,572,722
1,205,600 Xiaomi Corp. - Class B (a) (c) ...... 4,502,539
1,799,374 Xuji Electric Co. Ltd. ............ 3,629,667
104,500 Youyuan International Holdings Ltd. (a
) (b) ..................... 658
4,859,600 Yunnan Aluminium Co. Ltd. (a) .... 5,659,692
2,740,300 Yunnan Copper Co. Ltd. (a) ....... 5,477,254
284,646 Zai Lab Ltd. - ADR (a) ........... 45,563,285
Shares Value
CHINA (continued)
5,720,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares $ 7,817,664
288,441,643
COSTA RICA — 0 .0%
57,087 Establishment Labs Holdings, Inc. (a) 2,889,173
DENMARK — 1 .5%
34,297 ALK-Abello A/S (a) ............. 13,410,276
324,312 Ambu A/S - Class B ............. 15,272,616
196,698 Bang & Olufsen A/S (a) .......... 952,635
9,794 Better Collective A/S (a) .......... 231,195
845 Brodrene A&O Johansen A/S -
Preference Shares ........... 90,879
41,306 Carlsberg A/S - Class B .......... 6,034,479
108,280 D/S Norden A/S ............... 1,933,245
77,079 DSV PANALPINA A/S .......... 12,026,276
139,088 FLSmidth & Co. A/S (a) .......... 4,861,307
80,367 Genmab A/S (a) ................ 31,997,693
234,295 GN Store Nord A/S ............. 17,849,289
26,504 H+H International A/S - Class B (a) . 631,970
165,902 Matas A/S (a) .................. 2,057,078
20,159 Napatech A/S (a) ............... 34,882
22,271 Nilfisk Holding A/S (a) ........... 493,375
4,279 North Media AS ............... 55,759
4,888 Per Aarsleff Holding A/S ......... 225,923
7,791 Rockwool International A/S - B Shares 2,939,170
8,077 Schouw & Co. A/S ............. 812,699
38,658 SimCorp A/S .................. 5,003,667
67,873 Spar Nord Bank A/S (a) .......... 618,712
37,647 Vestas Wind Systems A/S ......... 8,083,478
125,616,603
FINLAND — 0 .9%
10,964 Altia Oyj ..................... 144,406
4,578 Atria Oyj ..................... 57,244
110,393 BasWare Oyj (a) ................ 5,250,217
12,549 Cargotec Oyj - B Shares .......... 545,135
36,658 Caverion Oyj (a) ............... 263,758
1,931 eQ Oyj ...................... 38,623
10,333 Fiskars Oyj Abp ................ 194,088
16,592 F-Secure Oyj (a) ................ 77,885
14,434 Harvia Oyj ................... 411,095
40,212 Kamux Corp. ................. 666,290
36,723 Kemira Oyj ................... 621,611
54,145 Konecranes Oyj ................ 1,968,800
13,873 Lassila & Tikanoja Oyj .......... 241,644
642 Marimekko Oyj (a) .............. 36,305
118,025 Metsa Board Oyj ............... 1,268,550
696 Olvi Oyj - A Shares ............. 37,144
82,335 Oriola Oyj - Class B ............ 202,371
78,729 Orion Oyj - Class B ............. 3,612,209
2,938,039 Outotec Oyj .................. 29,315,895
1,260 Pihlajalinna Oyj (a) ............. 15,136

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
FINLAND (continued)
37,782 QT Group Oyj (a) .............. $ 3,127,946
52,281 Revenio Group Oyj ............. 3,186,147
69,355 Sanoma Oyj .................. 1,328,248
14,532 Suominen Oyj ................. 96,274
3,578 Titanium Oyj ................. 62,891
109,991 Tokmanni Group Corp. .......... 2,129,182
72,779 Uponor Oyj .................. 1,710,176
200,743 Vaisala Oyj - A Shares ........... 9,651,994
105,757 Valmet Oyj ................... 3,385,583
7,589 Verkkokauppa.com Oyj .......... 65,907
69,712,754
FRANCE — 0 .6%
1,599 AKWEL ..................... 40,997
131,368 Atos SE (a) .................... 10,081,129
2,599 Bigben Interactive (a) ............ 61,013
369 Boiron SA .................... 15,327
641 Cegedim SA (a) ................ 18,296
389,059 Cellectis SA (a) ................. 10,887,885
223,500 Derichebourg SA (a) ............. 1,510,733
2,853 Ekinops SAS (a) ................ 23,108
3,886 Eurobio Scientific SA (a) .......... 94,935
4,121 Fnac Darty SA (a) ............... 231,655
1,062 Groupe Guillin ................ 31,504
2,122 Groupe LDLC (a) .............. 141,537
5,483 Guerbet ..................... 221,676
658 Infotel SA .................... 33,110
3,913 Ipsen SA ..................... 341,377
2,336 IPSOS ...................... 74,668
378,394 Lectra ....................... 10,791,965
3,709 LNA Sante SA ................. 221,787
2,011 Manitou BF SA ................ 66,876
17,084 Mercialys SA REIT ............. 154,897
19,885 Mersen SA (a) ................. 607,102
23,875 Metropole Television SA (a) ....... 405,630
37,155 Nexans SA (a) ................. 2,763,401
8,273 Nexity SA .................... 372,676
39,303 Quadient .................... 857,995
405,604 Rexel SA (a) ................... 6,172,013
9,267 Rothschild & Co. (a) ............ 316,315
865 Seche Environnement SA ......... 44,542
1,862 Somfy SA .................... 323,002
900 Synergie SA (a) ................. 34,355
21,634 Tarkett SA (a) .................. 386,379
185,487 Television Francaise 1 (a) ......... 1,607,867
6,771 Trigano SA ................... 1,190,499
49,379 Valneva SE (a) ................. 566,216
5,595 Virbac SA (a) .................. 1,456,308
52,148,775
GERMANY — 2 .2%
65,518 ADVA Optical Networking SE (a) ... 716,901
1,285,169 AIXTRON SE (a) .............. 24,020,180
516,180 alstria office AG REIT ........... 8,880,469
Shares Value
GERMANY (continued)
5,193 Atoss Software AG .............. $ 1,172,140
4,103 Baader Bank AG (a) ............. 33,080
9,584 Bauer AG (a) .................. 140,260
40,159 Carl Zeiss Meditec AG ........... 6,276,256
209,640 CECONOMY AG (a) ........... 1,347,802
6,579 CropEnergies AG .............. 99,681
157,097 Deutsche EuroShop AG (a) ........ 3,360,916
170,975 Deutz AG (a) .................. 1,109,462
18,591 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 1,585,305
17,270 Duerr AG .................... 701,018
3,645 Elmos Semiconductor AG ........ 145,028
10,775 ElringKlinger AG (a) ............ 202,731
24,345 Gerresheimer AG .............. 2,590,244
32,763 GFT Technologies SE ........... 481,152
10,059 Hamborner AG REIT ........... 113,682
237,934 Hamburger Hafen und Logistik AG . 5,133,964
121,209 HelloFresh SE (a) ............... 10,235,165
21,228 Home24 SE (a) ................ 545,323
25,103 Hornbach Baumarkt AG ......... 1,058,181
13,956 Hornbach Holding AG & Co. KGaA 1,320,304
12,651 Hypoport SE (a) ................ 8,605,067
1,633 Indus Holding AG .............. 66,182
56,493 Jungheinrich AG - Preference Shares . 2,575,848
70,521 KION Group AG .............. 6,088,799
241,518 Kloeckner & Co. SE (a) .......... 2,209,231
30,329 Krones AG ................... 2,510,431
239 KSB SE & Co. KGaA - Preference
Shares ................... 68,393
2,169 Leifheit AG ................... 113,950
1,294 MBB SE ..................... 215,075
1,471 Mensch und Maschine Software SE . 111,109
366,273 MorphoSys AG (a) .............. 43,734,208
10,102 New Work SE ................. 2,796,989
36,926 Norma Group SE .............. 1,841,499
3,704 PATRIZIA AG ................ 112,843
99 Paul Hartmann AG ............. 48,056
46,703 ProSiebenSat.1 Media SE (a) ....... 843,951
36,841 Rheinmetall AG ............... 3,890,092
100,614 SAF-Holland SE (a) ............. 1,399,667
68,841 Salzgitter AG (a) ................ 1,789,816
90,925 Schaeffler AG - Preference Shares ... 718,547
291,460 Sirius Real Estate Ltd. ........... 376,624
1,836 STO SE & Co. KGaA - Preference
Shares ................... 291,376
36,655 SUESS MicroTec SE (a) .......... 1,011,657
71,648 Symrise AG ................... 8,916,140
428,546 TAG Immobilien AG ........... 13,159,251
23,806 Takkt AG (a) .................. 299,115
1,577 Technotrans SE (a) .............. 48,336
2,619 VERBIO Vereinigte BioEnergie AG . 132,657
1,523 VIB Vermoegen AG ............. 54,047

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
GERMANY (continued)
1,269 Villeroy & Boch AG - Preference
Shares ................... $ 24,069
15,455 Wacker Chemie AG ............. 2,236,770
74,149 Wacker Neuson SE (a) ........... 1,487,811
26,407 Westwing Group AG (a) .......... 1,180,441
19,733 Wuestenrot & Wuerttembergische AG 404,492
8,401 zooplus AG (a) ................. 1,945,232
182,577,015
GREECE — 0 .1%
96 Alapis Holding Industrial
and Commercial SA of
Pharmaceutical Chemical
Products (a) (b) ............. 0
2,274,929 Alpha Bank AE (a) .............. 2,058,253
3,407,374 Eurobank Ergasias SA (a) ......... 2,250,579
939,392 National Bank of Greece SA (a) ..... 2,204,543
367,190 OPAP SA .................... 4,495,210
31,091 TT Hellenic Postbank SA (a) (b) .... 0
11,008,585
HONG KONG — 0 .4%
210,000 Analogue Holdings Ltd. .......... 34,895
123,795 APT Satellite Holdings Ltd. ....... 35,675
271,100 ASM Pacific Technology Ltd. ...... 3,936,747
504,000 Bel Global Resources Holdings Ltd. (a)
(b) ...................... 0
289,000 Brightoil Petroleum Holdings Ltd. (a)
(b) ...................... 10,485
162,377 Build King Holdings Ltd. ........ 19,241
1,385,479 Champion REIT ............... 794,981
525,600 China Fiber Optic Network System
Group Ltd. (a) (b) ........... 3,559
6,603,000 China High Precision Automation
Group Ltd. (a) (b) ........... 0
3,158,000 China Unicom Hong Kong Ltd. ... 1,767,955
864,412 Chow Sang Sang Holdings
International Ltd. .......... 1,036,820
2,632,710 COSCO SHIPPING Ports Ltd. .... 1,867,644
170,899 Dah Sing Financial Holdings Ltd. .. 483,594
244,000 DBA Telecommunication Asia
Holdings Ltd. (a) (b) ......... 11,978
2,900,000 Emperor Watch & Jewellery Ltd. (a) . 40,753
292,000 First Pacific Co. Ltd. ............ 90,177
1,130,000 Giordano International Ltd. ....... 192,035
7,050,000 G-Resources Group Ltd. (a) ....... 39,054
420,385 HKR International Ltd. .......... 170,568
166,000 Hsin Chong Group Holdings Ltd. (a)
(b) ...................... 1,405
220,000 Hua Han Health Industry Holdings Lt
d. (a) (b) .................. 2,821
274,000 Hutchison Telecommunications Hong
Kong Holdings Ltd. ......... 43,393
Shares Value
HONG KONG (continued)
315,000 Hysan Development Co. Ltd. ..... $ 1,142,344
504,000 International Housewares Retail Co.
Ltd. ..................... 160,898
246,000 Jacobson Pharma Corp. Ltd. ...... 33,304
30,750 JBM Healthcare Ltd. (a) (b) ........ 4,442
759,937 Johnson Electric Holdings Ltd. .... 2,244,476
192,000 Luk Fook Holdings International Ltd. 415,923
28,000 MH Development Ltd. (a) (b) ...... 785
429,000 Mingfa Group International Co.
Ltd. (a) ................... 39,285
114,000 Modern Dental Group Ltd. ....... 19,232
3,507,000 Nine Dragons Paper Holdings Ltd. .. 5,402,560
44,788 Oriental Watch Holdings ......... 14,530
162,000 PC Partner Group Ltd. (a) ........ 59,534
2,063,274 Perfect Shape Medical Ltd. ........ 833,866
5,997,000 Poly Property Group Co. Ltd. ..... 1,724,120
875,000 Polytec Asset Holdings Ltd. ....... 166,812
200,000 SOCAM Development Ltd. (a) ..... 33,486
177,230 Stella International Holdings Ltd. ... 209,586
3,590,000 Sun Art Retail Group Ltd. ........ 3,714,875
117,198 Sun Hung Kai & Co. Ltd. ........ 47,965
827,654 Sunlight Real Estate Investment Trust
REIT ................... 401,438
966,177 Tai Hing Group Holdings Ltd. ..... 184,071
11,397 Tang Palace China Holdings Ltd. ... 1,235
1,118,564 Texwinca Holdings Ltd. .......... 220,261
1,464,000 Time Interconnect Technology Ltd. . 75,290
497,600 Tsit Wing International Holdings Ltd. 64,034
5,384,000 United Laboratories International
Holdings Ltd. (The) ......... 3,732,906
44,000 Up Energy Development Group Ltd. (a
) (b) ..................... 137
1,101,300 Valuetronics Holdings Ltd. ....... 523,243
1,585,841 Vincent Medical Holdings Ltd. .... 402,731
596,000 VSTECS Holdings Ltd. .......... 520,351
59,000 VTech Holdings Ltd. ............ 471,664
135,331 Wai Kee Holdings Ltd. .......... 66,134
17,219,487 Wang On Group Ltd. ........... 126,231
3,690,712 Wang On Properties Ltd. ......... 49,577
591,430 Yue Yuen Industrial Holdings Ltd. .. 1,286,552
34,977,658
ICELAND — 0 .1%
1,052,681 Ossur HF .................... 7,728,638
INDIA — 0 .5%
2,190,500 Bharat Heavy Electricals Ltd. (a) .... 1,078,810
56,756 Chennai Super Kings Cricket Ltd. (a)
(b) ...................... 328
113,648 IndiaMart InterMesh Ltd. (c) ...... 12,111,190
222,645 Lupin Ltd. ................... 3,069,482
1,246,624 State Bank of India (a) ........... 4,809,375
6,114,280 Steel Authority of India Ltd. (a) .... 4,790,743
2,952,481 TV18 Broadcast Ltd. (a) .......... 1,128,993

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
INDIA (continued)
150,677 WNS Holdings Ltd. - ADR (a) ..... $ 10,122,481
37,111,402
INDONESIA — 0 .0%
9,876,000 Bakrie Telecom Tbk PT (a) (b) ...... 6,599
2,616,900 Hanson International Tbk PT (a) (b) . 3,497
22,129,300 Perusahaan Gas Negara Tbk PT .... 2,108,522
995,300 Rimo International Lestari Tbk
PT (a) (b) ................. 1,330
1,313,000 Trada Alam Minera Tbk PT (a) (b) ... 1,755
4,875,000 Truba Alam Manunggal Engineering
PT (a) (b) ................. 0
2,121,703
IRELAND — 0 .2%
349,036 Alkermes Plc (a) ................ 7,326,265
52,828 COSMO Pharmaceuticals NV (a) ... 4,822,867
2,679 Grafton Group Plc - Units ........ 31,632
12,180,764
ISRAEL — 2 .2%
6,486 Albaad Massuot Yitzhak Ltd. ...... 183,773
778,305 Bezeq The Israeli Telecommunication
Corp. Ltd. (a) .............. 802,115
110,099 Compugen Ltd. (a) .............. 1,338,804
193,823 CyberArk Software Ltd. (a) ........ 31,060,136
330 Danel Adir Yeoshua Ltd. ......... 49,209
15,191 Delta Galil Industries Ltd. ........ 355,618
1,006 Electra Consumer Products 1970 Ltd. 38,889
1,325,225 Industrial Buildings Corp. Ltd. .... 3,155,984
3,549,234 Isramco Negev 2 LP ............. 629,690
161,300 JFrog Ltd. (a) .................. 10,076,411
38,365 Kamada Ltd. (a) ................ 252,543
274,181 Kornit Digital Ltd. (a) ........... 24,850,395
1,071,589 Max Stock Ltd. (a) .............. 4,499,191
7,233 Naphtha Israel Petroleum Corp.
Ltd. (a) ................... 32,441
1,016 Neto ME Holdings Ltd. .......... 42,172
316,541 Nice Ltd. - ADR (a) ............. 82,705,833
330 Norstar Holdings, Inc. ........... 2,038
232,450 Plus500 Ltd. .................. 4,264,611
471,701 Radware Ltd. (a) ................ 13,372,723
49,762 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 3,283,240
6,549 Tadiran Holdings Ltd. ........... 597,627
181,593,443
ITALY — 0 .6%
6,574 ACEA SpA ................... 130,073
233,811 Arnoldo Mondadori Editore SpA (a) . 384,755
26,053 Avio SpA (a) ................... 376,071
339,102 Azimut Holding SpA ............ 7,125,398
264,449 Banca Generali SpA (a) ........... 8,199,384
785,980 Banca Mediolanum SpA (a) ....... 6,228,306
Shares Value
ITALY (continued)
16,990 BasicNet SpA ................. $ 81,270
39,317 Biesse SpA (a) .................. 925,399
62,896 Buzzi Unicem SpA .............. 1,547,458
128,667 Cairo Communication SpA (a) ..... 179,369
19,487 Cementir Holding NV .......... 160,106
102,893 Credito Emiliano SpA (a) ......... 529,007
9,460 Danieli & C Officine Meccaniche SpA 118,240
4,462 Datalogic SpA ................. 77,567
739,969 Davide Campari-Milano NV ...... 7,953,446
81,153 De' Longhi SpA ............... 2,912,475
57,108 Digital Bros SpA ............... 1,300,788
5,216 El.En. SpA (a) ................. 171,090
36,676 Elica SpA (a) .................. 128,798
56,697 Esprinet SpA (a) ................ 650,727
5,477 Fine Foods & Pharmaceuticals NTM 70,041
94,858 FNM SpA (a) .................. 61,636
8,999 Gruppo MutuiOnline SpA ........ 350,881
4,687 Iervolino Entertainment SpA (a) .... 20,571
169,649 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ 744,684
3,828 Italmobiliare SpA ............... 127,267
3,232 La Doria SpA ................. 52,375
102,088 Mediaset SpA (a) ............... 264,134
1,279 Pharmanutra SpA .............. 58,431
147,709 Piaggio & C SpA ............... 523,646
193,378 Reno de Medici SpA ............ 234,976
4,880 Sanlorenzo SpA (a) .............. 108,725
16,554 Sesa SpA (a) ................... 1,942,497
43,445 Sogefi SpA (a) .................. 59,901
3,820 Tinexta SpA (a) ................ 90,258
6,610 Uni Land SpA (a) (b) ............. 0
1,659,925 Unipol Gruppo SpA (a) .......... 7,283,048
51,172,798
JAPAN — 7 .1%
119,200 77 Bank Ltd. (The) ............. 1,498,636
4,500 A&A Material Corp. ............ 46,612
90,000 A&D Co. Ltd. ................ 1,005,252
2,400 Abist Co. Ltd. ................. 67,457
97,100 Adastria Co. Ltd. ............... 1,777,862
6,800 Advantage Risk Management Co. Ltd. 41,356
118,500 AEON Financial Service Co. Ltd. ... 1,423,093
19,600 Ahresty Corp. (a) ............... 65,469
6,100 Ai Holdings Corp. .............. 115,135
6,600 Aiphone Co. Ltd. .............. 106,899
45,200 Aisan Industry Co. Ltd. .......... 218,115
38,800 Akatsuki, Inc. ................. 1,762,774
5,400 Akita Bank Ltd. (The) ........... 70,471
6,200 All About, Inc. ................ 58,631
102,592 Altech Corp. .................. 2,038,370
7,116 Anabuki Kosan, Inc. ............ 111,671
30,400 Anest Iwata Corp. .............. 324,417
82,700 AOI TYO Holdings, Inc. ......... 351,367

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
12,300 Arata Corp. ................... $ 541,020
12,500 Argo Graphics, Inc. ............. 375,565
2,700 Arisawa Manufacturing Co. Ltd. ... 24,845
116,100 Asahi Co. Ltd. ................. 1,796,586
149,100 Asahi Diamond Industrial Co. Ltd. . 648,676
37,600 Asahi Net, Inc. ................ 316,094
8,500 ASAHI YUKIZAI CORP. ........ 123,334
70,100 Asia Pile Holdings Corp. ......... 321,981
7,600 ASKA Pharmaceutical Co. Ltd. .... 109,661
14,500 ASKUL Corp. ................. 512,063
75,904 Ateam, Inc. ................... 845,154
55,996 Avant Corp. .................. 737,310
67,300 Avex, Inc. .................... 822,201
436,800 Azbil Corp. ................... 22,246,444
21,400 Bando Chemical Industries Ltd. .... 133,900
2,400 Bank of Saga Ltd. (The) .......... 29,627
2,200 Beenos, Inc. .................. 46,573
36,200 BeNEXT Group, Inc. ........... 426,934
58,500 BML, Inc. .................... 2,035,786
9,000 Broccoli Co. Ltd. ............... 118,920
17,700 Brother Industries Ltd. ........... 394,684
258,300 Bunka Shutter Co. Ltd. .......... 2,304,883
2,200 Business Brain Showa-Ota, Inc. .... 36,120
624 Business Engineering Corp. ....... 18,191
1,700 CAC Holdings Corp. ............ 22,029
1,700 Canare Electric Co. Ltd. ......... 28,774
229,800 Capcom Co. Ltd. .............. 14,417,511
2,600 Career Design Center Co. Ltd. ..... 22,106
89,200 Carenet, Inc. .................. 3,649,458
196,100 Chiba Kogyo Bank Ltd. (The) ..... 444,442
1,800 Chino Corp. .................. 23,921
14,600 Chugoku Marine Paints Ltd. ...... 132,543
460,980 CKD Corp. ................... 10,473,813
154,700 COLOPL, Inc. ................ 1,352,231
202,500 Computer Engineering & Consulting
Ltd. ..................... 2,716,188
47,000 CONEXIO Corp. .............. 613,842
70,800 COOKPAD, Inc. (a) ............ 209,806
3,200 Copro-Holdings Co. Ltd. ........ 108,540
3,400 Core Corp. ................... 48,943
8,600 Cosel Co. Ltd. ................. 92,892
4,729 Cota Co. Ltd. ................. 65,537
18,400 Creek & River Co. Ltd. .......... 201,907
4,500 Creo Co. Ltd. ................. 59,735
43,700 Cresco Ltd. ................... 531,012
1,100 CRI Middleware Co. Ltd. (a) ...... 22,563
400 CROOZ, Inc. (a) ............... 4,834
3,600 CTI Engineering Co. Ltd. ........ 83,832
32,400 Cybernet Systems Co. Ltd. ........ 291,999
100,900 Daicel Corp. .................. 767,560
12,200 Daihen Corp. ................. 577,199
61,200 Daiken Medical Co. Ltd. ......... 327,299
16,179 Daikoku Denki Co. Ltd. ......... 134,560
Shares Value
JAPAN (continued)
48,549 Daikokutenbussan Co. Ltd. ....... $ 2,585,912
3,600 Dainichiseika Color & Chemicals
Manufacturing Co. Ltd. ...... 76,727
28,000 Daito Pharmaceutical Co. Ltd. ..... 990,498
38,500 Daitron Co. Ltd. ............... 585,021
55 Daiwa Office Investment Corp. REIT 356,572
226,000 DCM Holdings Co. Ltd. ......... 2,283,711
6,300 Dear Life Co. Ltd. .............. 26,264
46,000 DeNA Co. Ltd. ................ 858,770
84,000 Dexerials Corp. ................ 1,100,362
21,400 Digital Holdings, Inc. ........... 371,520
180,200 Dip Corp. .................... 4,945,405
1,700 DMS, Inc. .................... 22,005
107,300 Doshisha Co. Ltd. .............. 1,921,745
68,100 Drecom Co. Ltd. (a) ............. 516,878
102,000 Duskin Co. Ltd. ............... 2,691,153
17,483 Dynam Japan Holdings Co. Ltd. ... 17,476
172,800 EDION Corp. ................ 1,693,443
30,000 E-Guardian, Inc. ............... 859,233
2,600 Eiken Chemical Co. Ltd. ......... 57,190
3,200 Elan Corp. ................... 45,412
4,600 Elematec Corp. ................ 43,582
3,000 Enigmo, Inc. .................. 35,148
8,000 en-japan, Inc. ................. 229,138
88,400 EPS Holdings, Inc. ............. 860,494
85,100 eSOL Co. Ltd. ................ 973,988
33,700 Exedy Corp. .................. 504,535
6,800 Faith, Inc. .................... 51,638
2,500 FALCO HOLDINGS Co. Ltd. .... 40,689
354,400 FAN Communications, Inc. ....... 1,376,511
43,900 FCC Co. Ltd. ................. 704,362
31,600 Fields Corp. .................. 154,311
14,871 First Bank of Toyama Ltd. (The) .... 40,929
128,300 Foster Electric Co. Ltd. .......... 1,903,662
4,100 France Bed Holdings Co. Ltd. ..... 36,330
27,200 Freebit Co. Ltd. ................ 253,582
107,000 Freee KK (a) ................... 9,070,752
12,400 Fudo Tetra Corp. ............... 201,162
50,000 Fuji Soft, Inc. ................. 2,582,980
304,100 Fujikura Ltd. (a) ................ 1,425,209
3,000 Fujikyu Corp. ................. 21,800
1,100 Fujimori Kogyo Co. Ltd. ......... 48,851
30,300 Fujisash Co. Ltd. ............... 22,868
545,700 Fujitec Co. Ltd. ................ 11,905,850
147,457 Fukui Computer Holdings, Inc. .... 5,332,880
12,600 Full Speed, Inc. ................ 52,294
131,600 FULLCAST Holdings Co. Ltd. .... 2,104,809
4,100 Funai Electric Co. Ltd. (a) ........ 16,816
8,100 Funai Soken Holdings, Inc. ....... 179,248
111,700 Furuno Electric Co. Ltd. ......... 1,213,917
5,600 Furusato Industries Ltd. .......... 67,828
105,183 Furyu Corp. .................. 1,139,751
33,300 Futaba Industrial Co. Ltd. ........ 159,848

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
85,300 Future Corp. .................. $ 1,430,893
64,900 Gakken Holdings Co. Ltd. ........ 1,063,089
35,000 Gakujo Co. Ltd. ............... 432,390
8,400 GCA Corp. ................... 54,748
2,800 Gecoss Corp. .................. 25,207
8,300 Geo Holdings Corp. ............ 97,399
3,200 GLOBERIDE, Inc. ............. 128,036
39,300 Glory Ltd. .................... 761,757
44,376 Goldcrest Co. Ltd. .............. 764,041
561,400 Gree, Inc. .................... 3,087,511
16,200 GS Yuasa Corp. ................ 478,581
9,700 GSI Creos Corp. ............... 172,152
29,900 Gumi, Inc. ................... 250,231
292,580 GungHo Online Entertainment,
Inc. (a) ................... 7,294,126
31,500 Gunma Bank Ltd. (The) ......... 97,162
27,600 Gunze Ltd. ................... 880,130
377,400 Gurunavi, Inc. ................. 1,908,190
45,700 H.U. Group Holdings, Inc. ....... 1,358,847
19,600 Hagihara Industries, Inc. ......... 270,162
25,400 Hanwa Co. Ltd. ............... 656,149
29,100 Happinet Corp. ................ 431,590
109,100 Hennge KK (a) ................. 8,578,352
3,200 HI-LEX Corp. ................. 45,396
73,400 Hino Motors Ltd. .............. 632,647
17,900 Hioki EE Corp. ................ 701,545
4,800 Hirakawa Hewtech Corp. ........ 57,265
131,076 Hirogin Holdings, Inc. .......... 761,552
189,400 Hitachi Zosen Corp. ............ 1,080,971
10,700 Hito Communications Holdings, Inc. 186,806
32,800 Hochiki Corp. ................. 395,304
238,500 Hokuhoku Financial Group, Inc. ... 2,105,057
9,600 H-One Co. Ltd. ............... 68,825
6 Honeys Holdings Co. Ltd. ........ 56
31,100 Hosiden Corp. ................ 283,109
2,986 Hosokawa Micron Corp. ......... 176,465
134 Ichigo Hotel Investment Corp. REIT 88,310
12,400 ID Holdings Corp. ............. 146,083
12,400 Idec Corp. .................... 218,917
34,000 IMAGICA GROUP, Inc. ......... 119,708
7,000 Inabata & Co. Ltd. ............. 98,278
77,200 Ines Corp. .................... 1,050,266
28,400 Infocom Corp. ................ 823,606
1,867,000 Infomart Corp. ................ 15,992,919
13,800 Information Services International-
Dentsu Ltd. ............... 508,955
61,800 Intage Holdings, Inc. ............ 692,264
192,000 Internet Initiative Japan, Inc. ...... 3,935,164
42,200 I-O Data Device, Inc. ........... 414,037
2,800 Iriso Electronics Co. Ltd. ......... 127,568
50,200 ISB Corp. .................... 606,972
9,300 Ishihara Sangyo Kaisha Ltd. ....... 65,344
13,200 Isolite Insulating Products Co. Ltd. . 66,191
Shares Value
JAPAN (continued)
27,100 Itfor, Inc. .................... $ 241,408
55,900 Itoki Corp. ................... 173,219
62,300 Iwaki & Co. Ltd. ............... 383,225
6,300 Iwasaki Electric Co. Ltd. ......... 82,563
57,800 JAC Recruitment Co. Ltd. ........ 1,027,293
3,800 Jaccs Co. Ltd. ................. 67,797
20,100 Janome Sewing Machine Co. Ltd. .. 157,017
93,800 Japan Aviation Electronics Industry
Ltd. ..................... 1,455,852
4,000 Japan Lifeline Co. Ltd. ........... 57,713
11,400 Japan Pulp & Paper Co. Ltd. ...... 385,677
24,200 Japan System Techniques Co. Ltd. .. 348,279
44,391 JBCC Holdings, Inc. ............ 621,845
343,500 Jeol Ltd. ..................... 14,066,739
17,300 JMS Co. Ltd. ................. 154,363
26,000 Joshin Denki Co. Ltd. ........... 680,850
18,400 JP-Holdings, Inc. ............... 49,656
6,600 JSP Corp. .................... 106,768
105,300 JTEKT Corp. ................. 935,668
134,900 Juki Corp. .................... 815,157
24,700 Juroku Bank Ltd. (The) .......... 435,288
58,400 JVCKenwood Corp. ............ 97,071
15,700 Kaga Electronics Co. Ltd. ........ 366,632
116,000 Kaken Pharmaceutical Co. Ltd. .... 4,552,531
16,800 Kanamic Network Co. Ltd. ....... 111,056
105,600 Kanamoto Co. Ltd. ............. 2,258,537
24,500 Kanematsu Corp. .............. 308,137
1,100 Kanematsu Electronics Ltd. ....... 40,771
4,400 Kato Sangyo Co. Ltd. ........... 145,207
22,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 562,106
199,000 Keiyo Co. Ltd. ................ 1,401,449
3,160 King Co. Ltd. ................. 17,849
39,200 Kissei Pharmaceutical Co. Ltd. ..... 863,343
83,200 Kitanotatsujin Corp. ............ 454,691
51,400 Kito Corp. ................... 747,905
21,100 Kitz Corp. .................... 121,230
86,500 KLab, Inc. (a) .................. 753,100
238,500 Kobe Bussan Co. Ltd. ........... 6,606,427
27,700 Kobe Steel Ltd. (a) .............. 128,860
88,966 Kohnan Shoji Co. Ltd. ........... 2,419,212
303,600 Kojima Co. Ltd. ............... 1,799,134
3,700 Kokusai Co. Ltd. ............... 25,658
12,187 Komehyo Co. Ltd. .............. 82,674
90,300 Komeri Co. Ltd. ............... 2,397,886
35,800 Komori Corp. ................. 233,106
423,100 Konica Minolta, Inc. ............ 1,835,446
249,500 K's Holdings Corp. ............. 3,373,699
26,400 Kurabo Industries Ltd. ........... 454,328
24,500 Kyoei Steel Ltd. ................ 315,469
53,800 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 739,377
7,200 Kyokuto Securities Co. Ltd. ....... 51,983
54,400 KYORIN Holdings, Inc. ......... 1,020,987

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
9,000 Kyoritsu Printing Co. Ltd. ........ $ 10,495
19,000 LIFULL Co. Ltd. .............. 73,459
151,400 M3, Inc. ..................... 12,744,050
16,200 Mabuchi Motor Co. Ltd. ......... 668,037
30,000 Macnica Fuji Electronics Holdings,
Inc. ..................... 628,686
14,300 Makino Milling Machine Co. Ltd. .. 576,279
50,600 Marubun Corp. ................ 260,477
163,800 Marvelous, Inc. ................ 1,500,731
4,400 Matsuoka Corp. ............... 83,887
54,300 Max Co. Ltd. ................. 790,444
29,600 Maxell Holdings Ltd. (a) .......... 388,903
528,000 Mazda Motor Corp. ............ 3,764,152
66,100 Medipal Holdings Corp. ......... 1,353,382
122,000 MedPeer, Inc. (a) ............... 8,245,925
65,500 Megachips Corp. ............... 1,942,447
127,600 Meidensha Corp. ............... 2,964,669
3,300 Meiji Electric Industries Co. Ltd. ... 46,018
5,200 Meiko Electronics Co. Ltd. ....... 92,047
64,300 Meiko Network Japan Co. Ltd. .... 365,164
70,900 Meitec Corp. .................. 3,715,960
14,500 Meiwa Corp. .................. 61,741
7,400 Meiwa Estate Co. Ltd. ........... 42,694
15,400 Melco Holdings, Inc. ............ 550,780
224,100 Micronics Japan Co. Ltd. ......... 3,371,698
38,400 Mimasu Semiconductor Industry Co.
Ltd. ..................... 981,063
2,300 Miraial Co. Ltd. ............... 23,977
4,100 Miroku Jyoho Service Co. Ltd. ..... 84,797
15,400 Mito Securities Co. Ltd. .......... 36,458
22,100 Mitsuba Corp. (a) ............... 89,026
7,900 Mitsubishi Paper Mills Ltd. ....... 25,451
24,800 Mitsubishi Research Institute, Inc. .. 998,143
18,100 Mitsuboshi Belting Ltd. .......... 285,104
112,600 Mitsui Matsushima Holdings Co. Ltd. 826,413
12,449 Mitsui-Soko Holdings Co. Ltd. .... 266,066
204,200 Mixi, Inc. .................... 4,787,413
2,400 Miyazaki Bank Ltd. (The) ........ 49,037
72,150 Mizuno Corp. ................. 1,435,121
21,200 Mochida Pharmaceutical Co. Ltd. .. 795,699
313,500 MonotaRO Co. Ltd. ............ 15,709,017
53 Mori Trust Hotel, Inc. REIT ...... 59,481
233,400 Morinaga & Co. Ltd. ............ 9,285,493
1,500 Moriroku Holdings Co. Ltd. ...... 29,038
1,606 Mory Industries, Inc. ............ 34,621
20,080 Mugen Estate Co. Ltd. ........... 86,602
6,200 Mynet, Inc. (a) ................. 53,036
21,200 N Field Co. Ltd. ............... 176,852
1,200 Nachi-Fujikoshi Corp. ........... 48,043
15,000 Nafco Co. Ltd. ................ 282,193
28,000 Nagano Keiki Co. Ltd. ........... 251,696
4,400 Nakabayashi Co. Ltd. ........... 25,908
10,300 Nakanishi, Inc. ................ 196,886
Shares Value
JAPAN (continued)
4,900 NCS&A Co. Ltd. .............. $ 23,075
6,800 Nichiban Co. Ltd. .............. 108,280
7,500 Nichiha Corp. ................. 224,736
364,200 Nichi-iko Pharmaceutical Co. Ltd. .. 3,534,968
24,600 Nihon Falcom Corp. ............ 342,475
251,300 Nihon Unisys Ltd. .............. 9,536,305
2,300 Nippon BS Broadcasting Corp. .... 26,265
2,800 Nippon Carbide Industries Co., Inc. 33,841
45,200 Nippon Commercial Development
Co. Ltd. ................. 735,513
37,400 Nippon Light Metal Holdings Co.
Ltd. ..................... 675,272
28,700 Nippon Sheet Glass Co. Ltd. (a) .... 128,038
15,100 Nippon Steel Trading Corp. ....... 518,012
2,400 Nippon Systemware Co. Ltd. ...... 47,814
8,700 Nishimatsuya Chain Co. Ltd. ...... 117,051
214,300 Nishi-Nippon Financial Holdings, Inc. 1,288,323
22,700 Nishio Rent All Co. Ltd. ......... 473,045
1,300 Nissei ASB Machine Co. Ltd. ...... 71,441
33,700 Nissha Co. Ltd. ................ 434,084
68,100 Nisshinbo Holdings, Inc. ......... 506,528
24,100 Nissin Electric Co. Ltd. .......... 316,923
14,800 Nisso Corp. ................... 113,398
12,900 Nitta Corp. ................... 271,430
101,900 Nitto Kogyo Corp. ............. 1,988,201
18,600 Nittoc Construction Co. Ltd. ...... 135,867
47,500 Nojima Corp. ................. 1,213,069
26,900 NOK Corp. .................. 351,014
11,000 Noritake Co. Ltd./Nagoya Japan ... 341,527
29,500 Noritz Corp. .................. 423,076
249,722 NSD Co. Ltd. ................. 4,780,213
9,600 NSK Ltd. .................... 87,041
24,900 NTN Corp. (a) ................ 65,769
134,100 OBIC Business Consultants Co. Ltd. 8,539,844
49,000 Obic Co Ltd. ................. 9,168,091
16,600 Ohsho Food Service Corp. ........ 926,869
1,900 Oiles Corp. ................... 29,615
62,300 Okamura Corp. ................ 546,760
456,400 Oki Electric Industry Co. Ltd. ..... 4,767,923
15,200 Okinawa Cellular Telephone Co. ... 678,683
59,400 Okuwa Co. Ltd. ............... 718,267
5,000 Onoken Co. Ltd. ............... 57,859
141,000 Orient Corp. .................. 160,379
5,010 Origin Co. Ltd. ................ 64,458
154,400 Osaki Electric Co. Ltd. .......... 852,873
48,730 Oyo Corp. ................... 589,468
13,600 PAPYLESS Co. Ltd. ............ 284,662
5,700 Paramount Bed Holdings Co. Ltd. .. 249,635
7,900 Pasco Corp. ................... 101,851
83,800 Pasona Group, Inc. ............. 1,505,666
42,400 PC Depot Corp. ............... 222,971
28,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 96,126

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
222,200 PeptiDream, Inc. (a) ............. $ 12,972,010
70,200 Poletowin Pitcrew Holdings, Inc. ... 778,622
87,152 Proto Corp. ................... 856,276
18,000 Punch Industry Co. Ltd. ......... 70,738
4,500 Quick Co. Ltd. ................ 49,146
392,700 Raccoon Holdings, Inc. .......... 7,205,161
234,300 Rakus Co. Ltd. ................ 4,244,124
9,000 Ray Corp. .................... 28,332
257,790 Relia, Inc. .................... 3,537,366
1,100 Rhythm Watch Co. Ltd. ......... 7,451
9,600 Riken Corp. .................. 189,126
72,600 Riken Technos Corp. ............ 314,822
7,600 Rion Co. Ltd. ................. 233,703
87,900 Rohm Co. Ltd. ................ 8,918,588
184,300 Roland Corp. ................. 6,686,143
57,900 Roland DG Corp. .............. 952,347
8,100 Ryobi Ltd. (a) .................. 92,764
5,800 Ryoden Corp. ................. 89,306
10,900 Ryosan Co. Ltd. ............... 242,228
24,600 Sac's Bar Holdings, Inc. .......... 130,888
104,400 Sagami Rubber Industries Co. Ltd. .. 1,188,398
100 Saison Information Systems Co. Ltd. 2,140
6,100 Sakai Chemical Industry Co. Ltd. ... 118,765
13,000 Sakata INX Corp. .............. 131,426
21,500 Sangetsu Corp. ................ 321,071
63,800 Sanken Electric Co. Ltd. ......... 2,628,506
55,800 Sankyo Co. Ltd. ............... 1,593,807
15,200 Sankyo Tateyama, Inc. ........... 116,580
56,500 Sanwa Holdings Corp. ........... 644,138
1,900 Sanyo Chemical Industries Ltd. .... 95,243
2,700 Sanyo Denki Co. Ltd. ........... 161,879
7,500 Sanyo Trading Co. Ltd. .......... 69,714
66,300 Sato Holdings Corp. ............ 1,384,165
2,800 Sato Shoji Corp. ............... 24,407
7,800 Sawada Holdings Co. Ltd. ........ 69,196
83,100 Sawai Pharmaceutical Co. Ltd. ..... 3,798,759
8,000 SCREEN Holdings Co. Ltd. ...... 617,027
1,500 Seika Corp. ................... 19,315
81,700 Seikagaku Corp. ............... 799,906
151,700 Seiko Holdings Corp. ........... 2,038,949
24,400 Sekisui Plastics Co. Ltd. .......... 124,291
900 Semba Corp. .................. 7,514
500 Senshu Electric Co. Ltd. ......... 14,752
130,600 Septeni Holdings Co. Ltd. ........ 582,159
19,600 Seria Co. Ltd. ................. 682,492
739,500 SG Holdings Co. Ltd. ........... 18,955,360
2,200 Shibaura Electronics Co. Ltd. ...... 64,219
20,900 Shibaura Mechatronics Corp. ...... 1,063,260
113,200 Shimadzu Corp. ............... 4,327,773
22,600 Shimamura Co. Ltd. ............ 2,509,930
25,400 Shindengen Electric Manufacturing
Co. Ltd. ................. 651,445
6,900 Shinmaywa Industries Ltd. ........ 59,847
Shares Value
JAPAN (continued)
74,100 Shinoken Group Co. Ltd. ........ $ 816,600
97 Shofu, Inc. ................... 1,736
45,100 Sinfonia Technology Co. Ltd. ...... 618,229
47,100 Sinko Industries Ltd. ............ 820,525
49,200 SK-Electronics Co. Ltd. .......... 597,369
256,900 SKY Perfect JSAT Holdings, Inc. ... 1,128,302
52,800 Sodick Co. Ltd. ................ 472,201
4,200 Softcreate Holdings Corp. ........ 105,153
116,613 Soliton Systems KK ............. 1,906,266
5,900 Sprix Ltd. .................... 44,182
6,300 SRA Holdings ................. 151,246
11,600 ST Corp. ..................... 222,186
60,429 St. Marc Holdings Co. Ltd. ....... 838,277
39,600 Star Micronics Co. Ltd. .......... 600,035
29,300 Starts Corp, Inc. ............... 754,139
34,400 St-Care Holding Corp. .......... 309,280
1,500 Studio Alice Co. Ltd. ............ 28,967
7,200 Sumitomo Bakelite Co. Ltd. ....... 258,248
38,900 Sumitomo Heavy Industries Ltd. ... 1,082,492
7,900 Sumitomo Seika Chemicals Co. Ltd. 324,457
19,500 Sun Frontier Fudousan Co. Ltd. .... 164,181
18,900 Sun-Wa Technos Corp. .......... 187,683
20,400 Suruga Bank Ltd. .............. 59,990
97,800 Suzuken Co. Ltd. .............. 3,787,680
3,600 SWCC Showa Holdings Co. Ltd. ... 55,882
4,300 Systems Engineering Consultants Co.
Ltd. ..................... 113,301
196,000 Systena Corp. ................. 3,692,440
5,100 T RAD Co. Ltd. ............... 66,078
7,600 Taiho Kogyo Co. Ltd. ........... 51,597
16,400 Taikisha Ltd. .................. 437,316
383,800 Takara Leben Co. Ltd. ........... 1,157,055
25,000 Takasago International Corp. ...... 617,832
22,900 Takeuchi Manufacturing Co. Ltd. .. 521,429
131,600 Tamron Co. Ltd. ............... 2,564,186
7,600 Tamura Corp. ................. 40,781
223,700 Tanseisha Co. Ltd. .............. 1,563,478
27,500 Tatsuta Electric Wire and Cable Co.
Ltd. ..................... 180,030
12,200 Tazmo Co. Ltd. ................ 167,603
29,700 TDC Soft, Inc. ................ 273,013
405,400 TechMatrix Corp. .............. 7,380,481
400 Techno Medica Co. Ltd. ......... 5,956
7,800 Tecnos Japan, Inc. .............. 49,065
28,700 Teikoku Electric Manufacturing Co.
Ltd. ..................... 332,684
78,100 Temairazu, Inc. ................ 3,530,888
33,587 T-Gaia Corp. .................. 627,013
237,700 TIS, Inc. ..................... 5,285,659
4,400 TKC Corp. ................... 289,514
11,500 Toa Corp. .................... 93,246
78,400 TOC Co. Ltd. ................. 539,485
108,365 Tochigi Bank Ltd. (The) .......... 176,016

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
109,600 Toho Holdings Co. Ltd. .......... $ 2,063,991
5,300 Toho Zinc Co. Ltd. (a) ........... 109,965
6,800 Tokai Corp. ................... 130,259
11,400 Tokai Rika Co. Ltd. ............. 186,800
18,200 Tokyo Individualized Educational
Institute, Inc. .............. 117,459
13,700 Tokyo Keiki, Inc. ............... 122,221
39,200 Tokyo Seimitsu Co. Ltd. ......... 1,812,474
16,700 Tokyo Tekko Co. Ltd. ........... 317,517
1,300 Tomen Devices Corp. ........... 47,442
148,185 TOMONY Holdings, Inc. ........ 426,648
270,690 Tomy Co. Ltd. ................ 2,328,737
5,200 Topcon Corp. ................. 62,841
58,700 Tosei Corp. ................... 580,094
47,855 Toshiba TEC Corp. ............. 1,778,209
1,900 Tosho Co. Ltd. ................ 28,013
46,000 Tosoh Corp. .................. 788,794
10,200 Tow Co. Ltd. .................. 26,296
3,900 Towa Bank Ltd. (The) ........... 24,675
6,500 Towa Corp. ................... 119,695
150,200 Towa Pharmaceutical Co. Ltd. ..... 3,006,606
6,600 Toyo Denki Seizo KK ........... 72,757
18,700 Toyo Machinery & Metal Co. Ltd. .. 77,959
6,200 Toyo Tanso Co. Ltd. ............ 114,232
15,000 Toyobo Co. Ltd. ............... 188,266
26,300 Toyota Boshoku Corp. ........... 425,225
12,200 TPR Co. Ltd. ................. 163,500
113,700 Transcosmos, Inc. .............. 2,850,528
2,900 Trinity Industrial Corp. .......... 19,764
16,900 Tri-Stage, Inc. ................. 69,705
17,700 TS Tech Co. Ltd. ............... 512,413
54,800 Tsubakimoto Chain Co. ......... 1,409,209
18,000 Tsugami Corp. ................ 294,746
22,200 Tsukui Holdings Corp. .......... 119,206
81,800 Ubicom Holdings, Inc. .......... 2,539,509
18,900 ULS Group, Inc. ............... 658,069
29,400 UNITED, Inc. ................ 362,052
32,800 Unitika Ltd. (a) ................ 119,690
11,800 UT Group Co. Ltd. (a) ........... 361,887
2,000 V Technology Co. Ltd. .......... 117,827
9,600 Valqua Ltd. ................... 187,971
10,200 Vector, Inc. (a) ................. 124,830
6,900 Vital KSK Holdings, Inc. ......... 52,479
418,900 Wacom Co. Ltd. ............... 3,741,040
15,500 Warabeya Nichiyo Holdings Co. Ltd. 241,252
6,625 Waseda Academy Co. Ltd. ........ 62,035
8,200 Watts Co. Ltd. ................. 66,838
6,700 WDB Holdings Co. Ltd. ......... 167,007
4,600 Weathernews, Inc. .............. 211,618
48,500 Will Group, Inc. ............... 466,196
64,500 World Holdings Co. Ltd. ......... 1,167,921
15,100 Wowow, Inc. .................. 409,760
52,000 Xebio Holdings Co. Ltd. ......... 434,331
Shares Value
JAPAN (continued)
77 XYMAX Investment Corp. REIT ... $ 76,587
105,800 YAMABIKO Corp. ............. 1,295,456
254,800 Yamada Denki Co. Ltd. .......... 1,298,927
44,900 Yamaichi Electronics Co. Ltd. ..... 710,136
8,900 YA-MAN Ltd. ................. 150,832
31,600 Yamanashi Chuo Bank Ltd. (The) ... 239,244
4,300 Yamato Kogyo Co. Ltd. .......... 108,670
2,400 Yokowo Co. Ltd. ............... 74,188
28,400 Yurtec Corp. .................. 222,507
13,500 Yushin Precision Equipment Co. Ltd. 123,446
44,300 Zenrin Co. Ltd. ................ 520,984
72,600 ZERIA Pharmaceutical Co. Ltd. .... 1,380,849
46,800 ZIGExN Co. Ltd. .............. 169,856
2,900 Zuken, Inc. ................... 75,412
581,970,866
JERSEY CHANNEL ISLANDS — 0 .5%
271,936 Novocure Ltd. (a) ............... 43,770,819
NETHERLANDS — 1 .2%
34,737 Aalberts NV .................. 1,568,152
47,767 Accell Group NV (a) ............ 1,691,958
3,019 Amsterdam Commodities NV ..... 74,751
21,654 Argenx SE (a) .................. 6,314,237
114,051 ASM International NV .......... 29,216,248
230,500 ASR Nederland NV ............. 8,935,145
163,839 BE Semiconductor Industries NV .. 11,264,532
52,066 Boskalis Westminster (a) .......... 1,462,738
738 Brack Capital Properties NV (a) .... 64,112
21,076 Brunel International NV (a) ....... 204,108
217,890 Eurocommercial Properties NV
REIT (a) ................. 4,204,604
45,621 ForFarmers NV ................ 293,627
187,057 Heijmans NV (a) ............... 2,293,319
87,741 IMCD NV ................... 10,889,027
1,494 Kendrion NV (a) ............... 34,936
848,029 Koninklijke BAM Groep NV (a) .... 1,671,561
67,459 Koninklijke DSM NV ........... 11,792,734
2,695 Nederland Apparatenfabriek ...... 160,340
3,476 NSI NV REIT ................ 143,316
6,069 Ordina NV ................... 21,185
862,565 PostNL NV (a) ................. 3,555,954
38,588 TKH Group NV ............... 1,822,500
83,052 TomTom NV (a) ............... 966,044
19,218 Vastned Retail NV REIT ......... 544,526
99,189,654
NEW ZEALAND — 0 .6%
207,409 Argosy Property Ltd. REIT ....... 229,111
56,557 Arvida Group Ltd. .............. 72,526
6,753 CBL Corp. Ltd. (a) (b) ........... 2,884
44,012 EBOS Group Ltd. .............. 901,714
1,181,138 Fletcher Building Ltd. (a) ......... 5,171,230
83,160 Fletcher Building Ltd. (a) ......... 369,638

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
NEW ZEALAND (continued)
38,075 NZX Ltd. .................... $ 55,953
509,655 Oceania Healthcare Ltd. ......... 575,506
1,941,800 Pushpay Holdings Ltd. (a) ........ 2,287,618
34,609 Skellerup Holdings Ltd. .......... 96,477
460,774 SKY NETWORK TELEVISION
Ltd. (a) ................... 54,189
125,994 Vista Group International Ltd. (a) ... 134,319
365,983 Xero Ltd. (a) .................. 36,103,762
46,054,927
NORWAY — 0 .1%
10,775 Atea ASA .................... 163,944
247,464 B2Holding ASA (a) ............. 205,387
192,882 Kitron ASA ................... 363,506
268,128 Nordic Semiconductor ASA (a) ..... 4,108,018
94,318 Odfjell Drilling Ltd. (a) .......... 183,842
14,768 Olav Thon Eiendomsselskap ASA (a) . 292,873
1,758 SpareBank 1 BV ............... 8,500
28,061 SpareBank 1 SMN .............. 326,655
46 Sparebanken More .............. 1,602
3,443 Sparebanken Vest ............... 27,645
1 TGS NOPEC Geophysical Co. ASA 13
42,379 Veidekke ASA ................. 509,599
248,080 Wallenius Wilhelmsen ASA (a) ..... 612,580
6,804,164
PERU — 0 .0%
326,000 Cia de Minas Buenaventura SAA -
ADR (a) .................. 3,318,680
POLAND — 0 .2%
305,662 KGHM Polska Miedz SA (a) ....... 15,384,793
1,110,477 PGE Polska Grupa Energetyczna SA (a) 1,939,173
3,097,256 Tauron Polska Energia SA (a) ...... 2,323,791
19,647,757
PORTUGAL — 0 .0%
85,113 CTT-Correios de Portugal SA (a) ... 246,475
12,196 Semapa-Sociedade de Investimento e
Gestao ................... 129,527
376,002
RUSSIA — 0 .6%
3,531,360 Alrosa PJSC .................. 4,637,881
1,189,126,065 Federal Grid Co. Unified Energy
System PJSC .............. 3,369,306
4,480,742 Gazprom PJSC ................ 12,592,507
1,373,778 Gazprom PJSC - ADR ........... 7,636,718
112,793 Magnit PJSC .................. 7,298,529
532,967 Mobile TeleSystems PJSC ........ 2,315,719
157,401,550 ROSSETI PJSC ............... 3,314,669
1,641,600 Rostelecom PJSC (a) ............. 2,187,771
461,432,194 RusHydro PJSC ............... 4,729,930
48,083,030
Shares Value
SINGAPORE — 0 .2%
115,009 Asian Pay Television Trust - Units ... $ 9,869
21,700 Best World International Ltd. (b) ... 4,130
458,500 China Aviation Oil Singapore Corp.
Ltd. ..................... 389,194
213,998 China Sunsine Chemical Holdings
Ltd. ..................... 73,041
1,608,200 CSE Global Ltd. ............... 577,936
88,000 CW Group Holdings Ltd. (a) (b) .... 491
47,900 Delfi Ltd. .................... 26,368
584,900 Ezion Holdings Ltd. (a) (b) ........ 3,566
238,500 Food Empire Holdings Ltd. ....... 129,902
646,400 Frencken Group Ltd. ............ 664,196
157,500 Hanwell Holdings Ltd. .......... 32,662
34 Ho Bee Land Ltd. .............. 61
17,703 Hong Leong Asia Ltd. ........... 9,805
76,000 Hyflux Ltd. (a) ................. 572
36,156 Hyphens Pharma International Ltd. . 8,625
194,300 iFAST Corp. Ltd. .............. 803,681
687,100 ISDN Holdings Ltd. ............ 337,351
353,600 Japfa Ltd. .................... 230,647
400,600 Midas Holdings Ltd. (a) (b) ........ 10,856
81,200 Olam International Ltd. .......... 96,937
68,690 OM Holdings Ltd. ............. 45,025
78,700 Propnex Ltd. .................. 46,462
142,000 Raffles Medical Group Ltd. ....... 99,614
304,400 RHT Health Trust - Units REIT (a) (b) 4,354
4,400 Riverstone Holdings Ltd./Singapore . 4,960
574,495 Sheng Siong Group Ltd. ......... 698,652
356,900 Singapore Medical Group Ltd. ..... 100,564
110,908 XP Power Ltd. ................. 7,596,051
1,118,600 Yanlord Land Group Ltd. ......... 922,328
12,927,900
SOUTH AFRICA — 0 .1%
2,043,616 Sappi Ltd. (a) .................. 5,768,073
SOUTH KOREA — 1 .2%
23,169 Green Cross Corp. .............. 8,702,764
161,394 GS Engineering & Construction Corp. 5,496,065
45,478 Hyundai Department Store Co. Ltd. 3,178,845
137,051 Hyundai Engineering & Construction
Co. Ltd. ................. 4,923,616
102,010 KB Financial Group, Inc. (a) ....... 3,683,097
94,348 Kia Motors Corp. .............. 6,914,593
148,364 Korea Electric Power Corp. (a) ..... 3,027,350
48,029 Korea Shipbuilding & Offshore
Engineering Co. Ltd. (a) ...... 4,023,019
37,221 Kumho Petrochemical Co. Ltd. .... 8,176,156
334,179 LG Display Co. Ltd. (a) .......... 6,496,084
64,849 LG Electronics, Inc. ............. 8,853,416
17,209 Lotte Chemical Corp. ........... 4,002,216
56,652 OCI Co. Ltd. (a) ............... 4,982,118
107,201 Samsung Electronics Co Ltd. ...... 7,837,146
401,995 Samsung Engineering Co. Ltd. (a) ... 4,434,014

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
SOUTH KOREA (continued)
582,404 Samsung Heavy Industries Co. Ltd. (a) $ 3,230,830
32,924 Samsung SDS Co. Ltd. .......... 5,733,235
572,093 SK Networks Co. Ltd. ........... 2,638,887
3,045 Yuyang DNU Co. Ltd. (a) (b) ...... 2,491
96,335,942
SPAIN — 0 .4%
1,348,993 Almirall SA ................... 18,469,648
233,146 Atresmedia Corp. de Medios de
Comunicacion SA (a) ........ 925,707
32,327 Cia de Distribucion Integral Logista
Holdings SA .............. 608,150
65,319 Faes Farma SA ................. 291,170
11,837 Laboratorios Farmaceuticos Rovi SA . 582,742
320,579 Mediaset Espana Comunicacion SA (a) 1,647,923
59,316 Pharma Mar SA ................ 7,539,281
14,379 Prosegur Cia de Seguridad SA ..... 39,872
30,104,493
SWEDEN — 1 .6%
432,655 AAK AB ..................... 8,456,569
13,424 AddNode Group AB (a) .......... 423,491
700,018 Arjo AB - B Shares .............. 5,199,310
180,074 Avanza Bank Holding AB ........ 4,906,791
1,616 Bergman & Beving AB .......... 19,299
182,854 Betsson AB ................... 1,718,387
134,037 BHG Group AB (a) ............. 2,508,339
460,839 Bilia AB - A Shares (a) ........... 5,714,245
138,119 Bonava AB - B Shares (a) ......... 1,459,628
248,760 Bredband2 i Skandinavien AB ..... 63,922
17,248 Bufab AB (a) .................. 388,609
21,261 Bulten AB (a) .................. 219,296
201,334 Byggmax Group AB (a) ........... 1,327,641
376,799 Cantargia AB (a) ............... 2,556,674
11,411 Catella AB (a) .................. 45,139
80,589 Cibus Nordic Real Estate AB ...... 1,571,505
225,697 Clas Ohlson AB - B Shares (a) ...... 2,051,495
32,420 Contextvision AB (a) ............ 77,347
382,757 Dios Fastigheter AB ............. 3,275,529
7,721 Doro AB (a) ................... 42,598
1,605 Elanders AB - B Shares (a) ........ 27,312
857,188 Elekta AB - B Shares ............ 12,316,535
42,167 Enlabs AB (a) .................. 216,519
5,194 Ferronordic AB ................ 101,216
219,614 Fortnox AB ................... 10,775,312
32,154 G5 Entertainment AB ........... 1,571,513
579,275 Getinge AB - B Shares ........... 14,941,972
20,214 GHP Specialty Care AB (a) ........ 58,047
113,248 Granges AB (a) ................. 1,300,202
102,045 Haldex AB (a) ................. 608,285
6,147 Hexatronic Group AB (a) ......... 72,412
4,618 HMS Networks AB (a) ........... 149,719
40,801 Humana AB (a) ................ 287,955
120,422 Instalco AB ................... 3,862,552
Shares Value
SWEDEN (continued)
178,191 Inwido AB (a) ................. $ 2,427,290
11,149 KNOW IT AB (a) .............. 374,602
1,362 Lime Technologies AB ........... 57,957
317,746 Lindab International AB ......... 6,777,478
49,353 Mekonomen AB (a) ............. 553,539
64,325 MIPS AB .................... 3,803,778
2,217 Momentum Group AB - Class B (a) . 38,544
2,987 Mycronic AB .................. 83,731
104,794 NCC AB - B Shares ............. 1,755,071
1,604 Nederman Holding AB (a) ........ 25,848
145,193 New Wave Group AB - B Shares (a) . 1,003,155
353,276 Nobia AB (a) .................. 2,747,723
72,281 Nolato AB - B Shares (a) .......... 6,689,953
25,319 NP3 Fastigheter AB ............. 379,933
253,459 Oncopeptides AB (a) (c) .......... 4,584,163
69,212 Orexo AB (a) .................. 376,155
49,870 Paradox Interactive AB ........... 1,387,835
329,979 Pricer AB - B Shares ............. 1,460,808
7,176 Proact IT Group AB ............ 240,244
1,008,901 Ratos AB - B Shares ............. 4,639,005
76,901 RaySearch Laboratories AB (a) ..... 797,028
150,108 Rottneros AB (a) ............... 153,560
64,590 Scandi Standard AB (a) ........... 523,162
13,441 Sectra AB - B Shares ............ 1,144,154
23,092 SkiStar AB (a) ................. 337,396
99,120 SSAB AB - B Shares (a) ........... 381,311
4,281 Studsvik AB (a) ................ 47,993
1,359 SwedenCare AB ................ 53,928
11,861 Systemair AB (a) ................ 371,800
22,961 Tethys Oil AB ................. 142,834
3,536 Vitrolife AB (a) ................ 93,454
9,079 Volati AB (a) .................. 120,068
131,888,865
SWITZERLAND — 1 .8%
239,208 Alcon, Inc. (a) ................. 17,167,330
10,009 Allreal Holding AG ............. 2,180,364
8,838 ALSO Holding AG ............. 2,372,367
52,684 Arbonia AG (a) ................ 839,619
86,835 Ascom Holding AG (a) ........... 1,485,204
1,379 Autoneum Holding AG (a) ........ 247,137
72,876 Baloise Holding AG ............. 12,203,930
2,994 Barry Callebaut AG ............. 6,639,739
29,937 Basilea Pharmaceutica AG (a) ...... 1,712,583
1,133 Belimo Holding AG ............ 8,731,306
882 Bobst Group SA ............... 63,286
8,653 Bucher Industries AG ........... 4,094,211
13,778 Burckhardt Compression Holding AG 4,760,107
606 Burkhalter Holding AG .......... 43,495
355 Coltene Holding AG ............ 38,136
24,086 Comet Holding AG ............. 5,501,871
8,299 dormakaba Holding AG ......... 4,973,917
1,106,226 Ferrexpo Plc .................. 4,265,458

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
SWITZERLAND (continued)
262 Forbo Holding AG ............. $ 446,096
1,014 Georg Fischer AG .............. 1,266,619
19,179 Huber + Suhner AG ............ 1,579,772
69,394 Implenia AG .................. 1,941,074
52 Ina Invest Holding AG (a) ........ 1,067
1,339 Investis Holding SA ............. 132,155
14 LEM Holding SA .............. 28,633
41,591 Logitech International S.A. ....... 4,319,582
10,263 Lonza Group AG ............... 6,554,975
92 Metall Zug AG ................ 166,103
259 Orell Fuessli AG ............... 31,085
734 Peach Property Group AG (a) ...... 35,258
135 Phoenix Mecano AG ............ 71,349
42,653 PSP Swiss Property AG .......... 5,456,970
508,421 Quotient Ltd. (a) ............... 3,081,031
213 Schweiter Technologies AG ....... 368,340
12,704 SFS Group AG ................ 1,605,401
14,065 Siegfried Holding AG ........... 10,173,383
1,106 Sulzer AG .................... 119,148
2,367 Swissquote Group Holding SA ..... 257,100
29,966 Tecan Group AG ............... 14,498,649
86,248 Temenos AG .................. 10,890,707
26,830 u-blox Holding AG ............. 2,109,757
15,662 Vontobel Holding AG ........... 1,265,402
3,202 VZ Holding AG ............... 270,136
920 V-ZUG Holding AG (a) .......... 92,260
3,523 Ypsomed Holding AG ........... 595,417
14,789 Zehnder Group AG ............. 1,081,750
145,759,279
TAIWAN — 1 .4%
6,172,000 Acer, Inc. .................... 5,943,548
11,720,000 AU Optronics Corp. (a) .......... 6,162,824
1,668,559 Cheng Shin Rubber Industry Co. Ltd. 2,375,409
6,497,650 China Petrochemical Development
Corp. ................... 2,142,259
4,939,000 Compal Electronics, Inc. ......... 3,777,736
1,645,000 ENNOSTAR, Inc. (a) ............ 4,846,442
1,067,000 Everlight Electronics Co. Ltd. ..... 1,578,635
10,345,000 HannStar Display Corp. (a) ....... 4,462,603
1,644,000 Hon Hai Precision Industry Co. Ltd. 6,538,366
1,227,000 HTC Corp. (a) ................. 1,242,224
13,550,000 Innolux Corp. ................. 6,295,156
2,741,431 International CSRC Investment
Holdings Co. .............. 2,258,406
4,243,000 Inventec Corp. ................ 3,522,887
1,189,000 Kinsus Interconnect Technology Corp. 3,310,073
1,363,000 Pegatron Corp. ................ 3,814,011
6,722,000 Qisda Corp. .................. 6,860,449
16,877,894 Shin Kong Financial Holding Co. Ltd. 4,843,523
10,961 Sino-American Electronic Co. Ltd. (a)
(b) ...................... 0
19,028,646 United Microelectronics Corp. ..... 34,094,842
Shares Value
TAIWAN (continued)
5,777,000 Winbond Electronics Corp. ....... $ 5,437,053
44,673 Wintek Corp. (a) (b) ............. 547
4,812,696 Wistron Corp. ................. 5,362,614
114,869,607
THAILAND — 0 .4%
11,240,500 Banpu Public Co. Ltd. ........... 3,883,165
110,962 Fabrinet (a) ................... 8,759,340
27,214,907 IRPC Public Co. Ltd. - FOR ...... 3,073,213
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR (a) ............. 172,984
3,299,558 PTT Global Chemical Public Co. Ltd.
- FOR ................... 6,469,458
3,229,183 Thai Oil Public Co. Ltd. - FOR .... 5,836,244
28,194,404
TURKEY — 0 .6%
1,536,106 Arcelik AS (a) .................. 6,910,573
6,634,452 Dogan Sirketler Grubu Holding AS . 3,515,231
16,225,567 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 5,339,783
4,031,787 Eregli Demir ve Celik Fabrikalari TAS 7,878,273
7,551,154 Petkim Petrokimya Holding AS (a) .. 5,162,238
1,452,781 Tekfen Holding AS ............. 3,567,552
244,987 Tupras Turkiye Petrol Rafinerileri
AS (a) .................... 3,311,912
1,709,828 Turkcell Iletisim Hizmetleri AS .... 3,744,254
4,128,219 Turkiye Is Bankasi AS (a) ......... 3,444,137
10,234,778 Yapi ve Kredi Bankasi AS (a) ....... 3,981,251
46,855,204
UNITED ARAB EMIRATES — 0 .0%
833 NMC Health Plc (a) ............. 400
UNITED KINGDOM — 6 .9%
37,499 4imprint Group Plc (a) ........... 1,224,935
12,026 accesso Technology Group Plc (a) ... 69,171
58,713 Accrol Group Holdings Plc (a) ..... 47,465
1,772,269 Adaptimmune Therapeutics Plc -
ADR (a) .................. 9,676,589
8,010 AG Barr Plc (a) ................. 53,629
227,306 Aggreko Plc ................... 1,802,891
267,468 AO World Plc (a) ............... 1,138,571
449 Aptitude Software Group Plc ...... 3,642
10,408 Argentex Group Plc ............. 16,822
372,384 ASOS Plc (a) .................. 22,752,614
244,943 AVEVA Group Plc .............. 12,156,354
1,922,692 B&M European Value Retail SA ... 14,053,892
1,461,740 Balfour Beatty Plc (a) ............ 5,382,613
27,727 Bloomsbury Publishing Plc ....... 115,754
3,002,402 boohoo Group Plc (a) ............ 13,880,001
692,883 Britvic Plc .................... 7,051,153
54,885 Cairn Energy Plc ............... 135,397
182,382 Central Asia Metals Plc .......... 546,527

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
7,207,362 Centrica Plc (a) ................ $ 5,093,157
234,408 Chemring Group Plc ............ 947,356
14,041 Chesnara Plc .................. 53,651
47,558 Clinigen Group Plc ............. 495,846
4,767 Clipper Logistics Plc ............ 35,004
124,186 CLS Holdings Plc .............. 363,897
63,918 Computacenter Plc ............. 2,046,173
61,383 Concentric AB ................ 1,340,309
5,508,819 ConvaTec Group Plc (c) .......... 15,072,245
4,140 CRANEWARE Plc ............. 127,798
25,982 Custodian Plc REIT ............ 33,107
6,716 CVS Group Plc (a) .............. 140,527
3,562 Daily Mail & General Trust Plc - Class
A ...................... 37,424
394,700 Dart Group Plc (a) .............. 7,105,369
39,847 De La Rue Plc (a) ............... 90,126
2,438 Devro Plc .................... 5,708
323,331 Dialog Semiconductor Plc (a) ...... 20,353,084
40,387 Dignity Plc (a) ................. 317,405
2,158,568 Dixons Carphone Plc (a) .......... 3,238,909
7,075 dotdigital group plc ............. 17,174
2,427,734 Drax Group Plc ................ 12,396,850
1,415,221 Electrocomponents Plc .......... 16,949,075
429,134 Elementis Plc (a) ............... 646,692
79,118 EMIS Group Plc ............... 1,251,815
1,306 Epwin Group Plc (a) ............. 1,607
15,595 Ergomed Plc (a) ................ 230,287
135,738 FDM Group Holdings Plc ........ 1,856,391
187,430 Fevertree Drinks Plc ............ 6,251,848
17,908 Frontier Developments Plc (a) ...... 773,736
16,310 Games Workshop Group Plc ...... 2,301,507
10,948 Gamma Communications Plc ..... 240,213
26,761 GB Group Plc ................. 312,684
235,343 Genus Plc .................... 15,808,656
113,814 Go-Ahead Group Plc (The) (a) ..... 1,531,324
495,269 Gulf Keystone Petroleum Ltd. (a) ... 905,275
483,276 Halfords Group Plc ............. 1,804,055
902,783 Hays Plc (a) ................... 1,727,716
67,140 Headlam Group Plc (a) ........... 360,133
5,118 Hill & Smith Holdings Plc ....... 94,472
601,857 HomeServe Plc ................ 8,579,912
1,343,842 Howden Joinery Group Plc (a) ..... 12,321,579
94,451 Hummingbird Resources Plc (a) .... 40,141
65,398 Hunting Plc .................. 178,653
28,495 IG Group Holdings Plc .......... 292,018
359,552 IMI Plc ...................... 6,119,075
116,985 Impact Healthcare Plc REIT ...... 184,376
595,596 Inchcape Plc (a) ................ 5,398,112
243,011 Indivior Plc (a) ................. 455,669
533,979 IntegraFin Holdings Plc .......... 3,994,842
367,674 International Personal Finance Plc (a) 403,134
171,768 ITV Plc (a) .................... 248,306
1,071,272 JD Sports Fashion Plc (a) ......... 10,905,020
Shares Value
UNITED KINGDOM (continued)
4,044 Judges Scientific Plc ............. $ 354,709
1,376,845 Just Group Plc (a) ............... 1,436,156
229,063 Kainos Group Plc .............. 3,884,861
42,201 Keller Group Plc ............... 437,937
360,123 Lookers Plc (a) ................. 194,902
34,675 LoopUp Group Plc (a) ........... 35,641
102,044 M&G Plc .................... 244,809
776,186 Marks & Spencer Group Plc (a) .... 1,499,133
20,113 McBride Plc .................. 21,716
950,169 Micro Focus International Plc (a) ... 5,730,225
195,966 Mitie Group Plc (a) ............. 128,435
471,738 Moneysupermarket.com Group Plc . 1,720,660
21,090 Morgan Sindall Group Plc ........ 427,038
3,859 Naked Wines Plc (a) ............. 37,901
115,107 NCC Group Plc ............... 388,271
1,724 Next Fifteen Communications Group
Plc (a) ................... 14,607
307,405 Ninety One Plc ................ 981,139
484 Norcros Plc (a) ................. 1,402
3,144,199 Ocado Group Plc (a) ............ 119,356,319
177,815 Orchard Therapeutics plc - ADR (a) . 1,022,436
395,708 Oxford Biomedica Plc (a) ......... 5,304,348
40,731 Oxford Instruments Plc (a) ........ 1,099,943
96,831 Oxford Metrics Plc ............. 119,990
47,725 Pagegroup Plc (a) ............... 293,162
5,827 Patisserie Holdings Plc (a) (b) ....... 0
169,152 PayPoint Plc .................. 1,437,810
468,448 Pets at Home Group Plc ......... 2,568,239
36,579 Photo-Me International Plc (a) ..... 23,490
66,867 Polar Capital Holdings Plc ........ 586,866
151,585 Premier Foods Plc (a) ............ 194,137
101,142 Rank Group Plc ............... 172,420
36,420 Rathbone Brothers Plc ........... 799,393
96,275 Reach Plc (a) .................. 252,813
139,528 Renishaw Plc (a) ................ 11,430,583
6,844,951 Rentokil Initial Plc (a) ........... 46,455,573
1,139,483 Rightmove Plc (a) ............... 9,327,578
12,337 RM Plc (a) .................... 37,106
14,847 Robert Walters Plc .............. 112,081
4,202,111 Rotork Plc .................... 18,635,816
2,214,619 Royal Mail Plc (a) ............... 12,234,565
131,903 RPS Group Plc (a) .............. 131,807
119,957 Safestore Holdings Plc REIT ...... 1,328,187
32,335 Scapa Group Plc (a) ............. 96,532
38,534 SDI Group PLC (a) ............. 60,462
185,138 Senior Plc (a) .................. 240,995
115,779 SIG Plc (a) .................... 45,707
16,957 Softcat Plc .................... 349,166
47,327 Speedy Hire Plc (a) .............. 43,392
567,901 Spirent Communications Plc ...... 1,848,285
290,075 Sports Direct International Plc (a) ... 1,690,889
977,212 SSP Group Plc ................ 3,865,326
609,385 St. James's Place Plc ............. 9,752,590

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
881,091 Stagecoach Group Plc ........... $ 890,558
109,870 SThree Plc (a) .................. 483,704
18,743 Stock Spirits Group Plc .......... 69,726
6,610 Stolt-Nielsen Ltd. .............. 91,584
40,218 Sumo Group Plc (a) ............. 193,413
382,668 Tate & Lyle Plc ................ 3,604,208
36,271 Team17 Group Plc (a) ........... 398,460
27,313 Ted Baker Plc (a) ............... 37,647
116,147 Telit Communications Plc (a) ...... 325,872
385,836 TP ICAP Plc .................. 1,176,287
1,499,224 Trainline Plc (a) (c) .............. 8,348,910
29,200 Travis Perkins Plc (a) ............. 537,349
1,633 Treatt Plc .................... 20,492
96,053 Tyman Plc (a) .................. 455,081
45,570 Ultra Electronics Holdings Plc ..... 1,241,494
914,512 Vectura Group Plc (a) ............ 1,461,155
60,862 Vertu Motors Plc ............... 26,302
57,461 Vesuvius Plc .................. 390,823
185,045 Victrex Plc ................... 5,915,517
394 Vitec Group Plc (The) (a) ......... 5,154
156,052 Volex Plc ..................... 690,188
38,096 Volution Group Plc (a) ........... 151,979
118,860 Watkin Jones Plc ............... 318,594
11,155 Wincanton Plc ................ 44,145
7,188 Xaar Plc (a) ................... 13,279
454,777 YouGov Plc ................... 6,392,065
563,328,996
UNITED STATES — 47 .0%
847,805 A.O. Smith Corp. .............. 46,035,811
31,758 Acceleron Pharma, Inc. (a) ........ 3,669,002
403,602 Advance Auto Parts, Inc. ......... 60,193,202
159,744 AeroVironment, Inc. (a) .......... 18,333,819
60,000 Albany International Corp. - Class A 4,171,200
399,092 Alnylam Pharmaceuticals, Inc. (a) ... 60,055,364
510,000 Altra Industrial Motion Corp. ..... 26,219,100
87,999 Ambarella, Inc. (a) .............. 8,303,586
156,972 ANSYS, Inc. (a) ................ 55,626,168
306,699 Appian Corp. (a) ............... 67,001,463
344,242 AptarGroup, Inc. ............... 45,773,859
334,500 Aspen Technology, Inc. (a) ........ 44,789,550
435,000 AtriCure, Inc. (a) ............... 25,330,050
700,000 Avanos Medical, Inc. (a) .......... 31,710,000
254,575 Axogen, Inc. (a) ................ 4,416,876
145,712 Axon Enterprise, Inc. (a) .......... 23,920,082
255,000 B&G Foods, Inc. ............... 9,710,400
560,000 Barnes Group, Inc. ............. 26,919,200
207,681 Benefitfocus, Inc. (a) ............. 2,554,476
155,000 Blackbaud, Inc. ................ 10,305,950
307,574 Blackline, Inc. (a) ............... 39,867,742
200,000 Bryn Mawr Bank Corp. .......... 6,216,000
228,726 Burlington Stores, Inc. (a) ......... 56,929,901
400,000 Cantel Medical Corp. ........... 31,588,000
Shares Value
UNITED STATES (continued)
620,000 Cardiovascular Systems, Inc. (a) .... $ 27,893,800
66,100 Cardlytics, Inc. (a) .............. 8,082,047
462,990 CDW Corp. .................. 60,957,263
105,521 CEVA, Inc. (a) ................. 6,203,580
65,000 Chase Corp. .................. 6,515,600
522,676 Chegg, Inc. (a) ................. 49,790,116
146,063 Chinook Therapeutics, Inc. (a) ..... 2,069,713
1,061,321 Cloudera, Inc. (a) ............... 16,206,372
394,830 CMC Materials, Inc. ............ 58,162,407
1,241,194 Codexis, Inc. (a) ................ 28,907,408
210,000 Community Bank System, Inc. .... 13,618,500
345,000 CONMED Corp. .............. 38,605,500
221,499 Cooper Cos, Inc. (The) .......... 80,634,496
184,222 Cree, Inc. (a) .................. 18,621,160
75,000 CSW Industrials, Inc. ........... 8,739,000
525,000 CVB Financial Corp. ............ 10,200,750
194,873 Digimarc Corp. (a) .............. 7,572,765
470,900 Dover Corp. .................. 54,855,141
750,000 elf Beauty, Inc. (a) .............. 16,320,000
140,000 Envestnet, Inc. (a) .............. 10,742,200
159,750 Envista Holdings Corp. (a) ........ 5,677,515
363,098 Equifax, Inc. .................. 64,308,287
140,876 Everbridge, Inc. (a) .............. 18,726,647
185,122 EverQuote, Inc. - Class A (a) ....... 8,341,597
992,050 Evoqua Water Technologies Corp. (a) 27,033,362
240,582 Exact Sciences Corp. (a) .......... 32,998,227
108,967 FARO Technologies, Inc. (a) ....... 7,689,801
116,500 First Solar, Inc. (a) .............. 11,550,975
466,246 Flexion Therapeutics, Inc. (a) ...... 5,674,214
30,000 Freshpet, Inc. (a) ............... 4,179,300
75,000 Generac Holdings, Inc. (a) ........ 18,481,500
250,000 German American Bancorp, Inc. ... 8,457,500
153,747 Glaukos Corp. (a) ............... 13,635,821
172,950 Global Blood Therapeutics, Inc. (a) .. 8,668,254
220,000 Globus Medical, Inc. - Class A (a) ... 13,571,800
125,000 HB Fuller Co. ................. 6,361,250
209,400 HEICO Corp. ................. 24,654,756
206,867 Heron Therapeutics, Inc. (a) ....... 3,591,211
2,165,000 Hostess Brands, Inc. (a) .......... 33,232,750
863,645 IAA, Inc. (a) ................... 49,348,675
260,000 Independent Bank Corp. ......... 19,520,800
266,524 Ingersoll Rand, Inc. (a) ........... 11,151,364
160,000 Innospec, Inc. ................. 14,046,400
239,557 Insmed, Inc. (a) ................ 9,004,948
147,437 Inspire Medical Systems, Inc. (a) .... 29,710,030
582,050 Integra LifeScience Holdings Corp. (a) 38,438,582
481,689 Intersect ENT, Inc. (a) ........... 10,823,552
76,268 IPG Photonics Corp. (a) .......... 17,040,559
141,141 iRobot Corp. (a) ................ 16,951,034
120,000 J&J Snack Foods Corp. .......... 18,319,200
345,000 John Bean Technologies Corp. ..... 39,978,600
475,000 John Wiley & Sons, Inc. - Class A .. 21,664,750
139,760 L3Harris Technologies, Inc. ....... 23,970,238

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
253,535 Laboratory Corp. of America
Holdings (a) ............... $ 58,036,697
200,000 Lancaster Colony Corp. .......... 34,916,000
104,563 Legend Biotech Corp. - ADR (a) .... 2,642,307
134,240 LendingTree, Inc. (a) ............ 43,697,805
252,660 LivePerson, Inc. (a) .............. 16,008,538
217,246 LiveRamp Holdings, Inc. (a) ....... 16,447,695
32,577 Madrigal Pharmaceuticals, Inc. (a) ... 3,868,844
113,141 MarketAxess Holdings, Inc. ....... 61,182,127
35,000 Masimo Corp. (a) ............... 8,957,200
433,716 Match Group, Inc. (a) ............ 60,659,520
638,559 MaxCyte, Inc. (a) ............... 5,861,102
940,000 Medallia, Inc. (a) ............... 39,010,000
290,000 MGP Ingredients, Inc. ........... 16,791,000
322,851 Model N, Inc. (a) ............... 10,970,477
195,000 MSA Safety, Inc. ............... 30,443,400
437,715 Nasdaq, Inc. .................. 59,209,708
350,000 National Vision Holdings, Inc. (a) ... 16,229,500
463,000 New Relic, Inc. (a) .............. 34,808,340
90,000 Omnicell, Inc. (a) ............... 10,602,000
17,615 Outset Medical, Inc. (a) .......... 912,985
285,647 Pacira BioSciences, Inc. (a) ........ 18,875,554
140,000 Palomar Holdings, Inc. (a) ........ 13,942,600
75,597 Paycom Software, Inc. (a) ......... 28,707,205
85,000 Penumbra, Inc. (a) .............. 22,192,650
690,000 Pluralsight, Inc. (a) .............. 14,352,000
460,000 Prestige Consumer Healthcare, Inc. (a) 18,400,000
225,000 Prosperity Bancshares, Inc. ........ 15,174,000
55,867 Protara Therapeutics, Inc. (a) ....... 1,004,489
1,950,000 Pure Storage, Inc. - Class A (a) ..... 45,103,500
3,304,860 PureTech Health Plc (a) .......... 18,016,066
476,947 Q2 Holdings, Inc. (a) ............ 61,044,446
16,027 Reata Pharmaceuticals, Inc. (a) ..... 1,660,237
95,047 Rubius Therapeutics, Inc. (a) ....... 1,137,713
565,000 SailPoint Technologies Holding,
Inc. (a) ................... 31,250,150
1,000,000 Sally Beauty Holdings, Inc. (a) ..... 15,100,000
48,648 Seagen, Inc. (a) ................. 7,991,407
300,000 Selective Insurance Group, Inc. .... 19,494,000
365,000 Sensient Technologies Corp. ....... 25,743,450
83,304 Shockwave Medical, Inc. (a) ....... 9,666,596
1,183,870 Simply Good Foods Co. (The) (a) ... 33,787,650
94,163 Splunk, Inc. (a) ................ 15,539,720
639,625 SS&C Technologies Holdings, Inc. .. 40,219,620
452,640 STAAR Surgical Co. (a) .......... 46,431,811
130,000 Standex International Corp. ....... 10,648,300
313,935 STERIS Plc ................... 58,740,378
168,550 Stock Yards Bancorp, Inc. ......... 7,618,460
247,050 Stratasys Ltd. (a) ................ 10,255,045
268,027 Synopsys, Inc. (a) ............... 68,467,497
119,491 Tabula Rasa HealthCare, Inc. (a) .... 6,785,894
300,260 Tactile Systems Technology, Inc. (a) .. 16,379,183
230,584 Teladoc Health, Inc. (a) .......... 60,834,977
Shares Value
UNITED STATES (continued)
169,153 Teleflex, Inc. .................. $ 63,877,247
625,000 Tenable Holdings, Inc. (a) ......... 30,931,250
98,380 Tesla, Inc. (a) .................. 78,067,481
450,000 TreeHouse Foods, Inc. (a) ......... 19,003,500
665,770 TriMas Corp. (a) ............... 21,071,620
234,121 Trupanion, Inc. (a) .............. 26,268,376
297,100 UMB Financial Corp. ........... 21,085,187
707,039 Upwork, Inc. (a) ................ 29,306,767
1,626,220 US Foods Holding Corp. (a) ....... 50,396,558
345,000 Utz Brands, Inc. ............... 8,135,100
150,000 Vapotherm, Inc. (a) ............. 5,182,500
345,580 Veeco Instruments, Inc. (a) ........ 6,379,407
187,700 Verisk Analytics, Inc. ............ 34,442,950
2,038,429 ViewRay, Inc. (a) ............... 9,050,625
150,000 Washington Trust Bancorp, Inc. .... 6,537,000
88,181 Wayfair, Inc. - Class A (a) ......... 24,013,450
332,995 WEX, Inc. (a) ................. 62,802,857
61,565 Wingstop, Inc. ................ 9,237,828
711,945 Wolverine World Wide, Inc. ...... 20,390,105
145,000 Workiva, Inc. (a) ............... 14,133,150
665,820 Wyndham Hotels & Resorts, Inc. ... 38,730,749
2,499,956 Yext, Inc. (a) ................... 42,174,258
111,597 Zillow Group, Inc. - Class A (a) .... 15,480,736
444,250 Zillow Group, Inc. - Class C (a) .... 57,956,855
36,467 Zscaler, Inc. (a) ................. 7,282,460
649,312 Zuora, Inc. - Class A (a) .......... 9,577,352
3,858,477,329
VIETNAM — 0 .0%
794,673 PetroVietnam Drilling & Well Services
JSC (a) ................... 605,420
563,790 Vietnam National Petroleum Group . 1,194,459
1,799,879
Total Common Stocks
(Cost $5,267,275,949)
7,430,605,962
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0 .0%
1,710 Centrebet Litigation Rights,
12/01/49 (a) (b) ............. 0
1,710 Centrebet Litigation Units Rights,
Expire 12/01/49 (a) (b) ....... 0
0
AUSTRIA — 0 .0%
9,812 Intercell Contigent Value Rights AG,
Expire 05/22/29 (a) (b) ....... 0
SINGAPORE — 0 .0%
169,647 Ezion Holdings Ltd. Warrants, Expire
04/16/23 (a) ............... 0

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
UNITED STATES — 0 .0%
146,063 Aduro Biotech CVR Rights, Expire
12/31/21 (a) (b) ............. $ 0
9,600 Ligand Pharmaceuticals Contingent
Value Rights (a) (b) .......... 0
0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS — 6.0%
456,925 iShares Core S&P Small-Cap ETF .. 44,582,172
747,000 iShares MSCI Emerging Markets ETF 39,822,570
260,285 iShares MSCI Japan ETF ......... 17,436,492
49,805 iShares Russell 2000 ETF ......... 10,237,916
213,600 iShares Russell Mid-Cap Growth ETF 21,842,736
437,080 Vanguard Mid-Cap ETF ......... 89,946,693
974,500 Vanguard Small-Cap Growth ETF .. 266,506,260
Total Exchange-Traded Funds
(Cost $295,847,456)
490,374,839
INVESTMENT COMPANY — 0.1%
11,760,358 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (d) ... 11,760,358
Total Investment Company
(Cost $11,760,358)
11,760,358
CASH SWEEP — 2.0%
166,034,980 Citibank - US Dollars on Deposit in
Custody Account , 0 .03% (a) (d) . 166,034,980
Total Cash Sweep
(Cost $166,034,980)
166,034,980
TOTAL INVESTMENTS — 98.6%
(Cost $5,740,918,743)
$ 8,098,776,139
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.4%
110,965,050
NET ASSETS — 100.0%
$ 8,209,741,189
(a) Non-income producing security.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $122,586 which is 0.00% of net assets and the cost is $2,416,171.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) The rate shown represents the current yield as of January 31, 2021.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange -Traded Fund
FOR — Foreign Ownership Restrictions
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
VVPR — Voter Verified Paper Record
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0 .5%
Australia .................................... 2 .0
Austria ..................................... 0 .0 *
Belgium .................................... 0 .3
Bermuda .................................... 0 .4
Brazil ...................................... 0 .3
Canada ..................................... 2 .3
China ...................................... 3 .5
Costa Rica ................................... 0 .0 *
Denmark ................................... 1 .5
Finland ..................................... 0 .9
France ...................................... 0 .6
Germany .................................... 2 .2
Greece ..................................... 0 .1
Hong Kong .................................. 0 .4
Iceland ..................................... 0 .1
India ....................................... 0 .5
Indonesia ................................... 0 .0 *
Ireland ..................................... 0 .2
Israel ....................................... 2 .2
Italy ....................................... 0 .6
Japan ...................................... 7 .1
Jersey Channel Islands .......................... 0 .5
Netherlands .................................. 1 .2
New Zealand ................................. 0 .6
Norway ..................................... 0 .1
Peru ....................................... 0 .0 *
Poland ..................................... 0 .2
Portugal .................................... 0 .0 *
Russia ...................................... 0 .6
Singapore ................................... 0 .2
South Africa ................................. 0 .1
South Korea ................................. 1 .2
Spain ...................................... 0 .4
Sweden ..................................... 1 .6
Switzerland .................................. 1 .8
Taiwan ..................................... 1 .4
Thailand .................................... 0 .4
Turkey ..................................... 0 .6
United Arab Emirates .......................... 0 .0 *
United Kingdom .............................. 6 .9
United States ................................. 47 .0

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Country:
Percentage
of Net Assets
Vietnam .................................... 0 .0% *
Other ** ..................................... 9 .5
100 .0%
*
Represents less than 0.01% of net assets.
**
Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.